AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 9, 2025

File No. 333-286270

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☒ Pre-Effective Amendment No. 1

☐ Post-Effective Amendment No.

FUNDVANTAGE TRUST
(Exact Name of Registrant as Specified in Charter)

103 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices)

(856) 528-3500
(Registrant’s Area Code and Telephone Number)

With copies to:

Joel L. Weiss JW Fund Management LLC 1636 N Cedar Crest Blvd., Suite #161 Allentown, PA 18104	John P. Falco, Esq. Troutman Pepper Locke LLP 3000 Two Logan Square Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, of the Gotham Index Plus Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

COMBINED INFORMATION STATEMENT

OF

GOTHAM DEFENSIVE LONG 500 FUND,

GOTHAM ENHANCED 500 PLUS FUND, and

GOTHAM HEDGED CORE FUND

each a series of FundVantage Trust

(the “Acquired Funds”)

AND

PROSPECTUS FOR

GOTHAM INDEX PLUS FUND

a series of FundVantage Trust

(the “Acquiring Fund”)

(each, a “Gotham Fund” and together, the “Gotham Funds”)

The address and telephone number of each Gotham Fund is:

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 534445

Pittsburgh, PA 15253-4445

(877) 974-6852

To the Shareholders of Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund and Gotham Hedged Core Fund:

The Board of Trustees of Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund and Gotham Hedged Core Fund (each, an “Acquired Fund” and together, the “Acquired Funds”) has approved the reorganization of each of your funds with and into Gotham Index Plus Fund (the “Acquiring Fund” and together with the Acquired Funds, the “Gotham Funds”) (each, a “Reorganizations” and together, the “Reorganizations”) after considering the recommendation of Gotham Asset Management, LLC (“Gotham” or the “Adviser”), the investment adviser to each of the Gotham Funds, and concluding that the Reorganizations would be in the best interests of each of your funds.

Following is a brief description of certain aspects of the Reorganizations:

●	Each Gotham Fund has the same investment adviser, Gotham, and the same portfolio management team.

●	The Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund each have the same investment objective; to seek long-term capital appreciation. The Gotham Hedged Core Fund has the investment objective to seek long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk adjusted manner. The investment objective of the Acquiring Fund is to seek to outperform the S&P 500® Index over most annual periods.

●	Each of the Gotham Funds typically invests under normal circumstances in long and short positions of equity and equity-related securities.

●	The management fee rate payable by the combined fund (0.77%) will be lower for Gotham Defensive Long 500 Fund (1.35%) and Gotham Enhanced 500 Plus Fund (1.0%).

●	The management fee rate payable by the combined fund (0.77%) will be higher for Gotham Hedged Core Fund (0.70%).

●	The expense ratio of the combined fund, after any applicable contractual expense limitations, is expected to be lower than that of each of the Acquired Funds. The fees and expenses of the combined fund are also expected to be lower than those of each of the Acquired Funds before taking into account any applicable contractual expense limitations.

●	The Acquired Funds each have one issued and outstanding class of shares, Institutional Class. The Acquiring Fund has two classes of shares, Institutional Class and Investor Class shares, both of which are currently issued and outstanding.

●	The Acquired Funds currently do not have a sufficient size per fund to allow for more efficient operations and are not likely to attain such size in the future. The structure of the Acquiring Fund may better position the combined fund to attract assets relative to your fund. The larger asset size of the combined fund may allow it, relative to the Acquired Funds, to reduce per share expenses as fixed expenses will be shared over a larger asset base.

●	Upon completion of each Reorganization, you will hold Institutional Class shares of the Acquiring Fund with the same aggregate NAV as the Acquired Fund Institutional Class shares that you held immediately prior to the Reorganizations.

●	Each Reorganization is expected to be treated as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and shareholders therefore are not expected to recognize any taxable gain or loss on the exchange of the Acquired Fund shares for shares of the applicable Acquiring Fund.

Each Reorganization is expected to occur on or about May 16, 2025. No commission, redemption fee or other transactional fee will be charged in connection with any Reorganization.

The Reorganizations do not require the consent of the shareholders of either Gotham Defensive Long 500 Fund or Gotham Enhanced 500 Plus Fund. A majority of shareholders of the Gotham Hedged Core Fund have approved the applicable Reorganization by written consent. Therefore, as a shareholder of any of the Acquired Funds, you are not being asked to vote. Accordingly, the Reorganization is expected be consummated with respect to all of the Acquired Funds.

The enclosed document is purely for informational purposes. We are not asking you for a proxy and you are requested not to send us a proxy. We do, however, ask that you review the enclosed information statement/prospectus, which contains information about the combined fund, outlines the differences between each Gotham Fund and the Acquiring Fund, and provides details about the terms and conditions of the Reorganizations.

The Board of Trustees of Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund and Gotham Hedged Core Fund have unanimously approved the Reorganizations and believes the Reorganizations is in the best interests of each Gotham Fund

If you have any questions, please call (877) 974-6852.

Sincerely,

/s/ Joel L. Weiss

Joel Weiss

President

COMBINED PRELIMINARY INFORMATION STATEMENT

OF

GOTHAM DEFENSIVE LONG 500 FUND,

GOTHAM ENHANCED 500 PLUS FUND, and

GOTHAM HEDGED CORE FUND

each a series of FundVantage Trust

(the “Acquired Fund”)

AND

PRELIMINARY PROSPECTUS FOR

GOTHAM INDEX PLUS FUND

a series of FundVantage Trust

(the “Acquiring Fund”)

(each, a “Gotham Fund” and together, the “Gotham Funds”)

The address and telephone number of each Gotham Fund is:

FundVantage Trust

c/o BNY Mellon Investment Servicing

P.O. Box 534445

Pittsburgh, PA 15253-4445

(877) 974-6852

Shares of the Gotham Funds have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed on upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in a Gotham Fund (each sometimes referred to herein as a “fund”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This Information Statement/Prospectus concisely sets forth information that an investor needs to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

i

INTRODUCTION

This combined information statement/prospectus dated May 9, 2025 (the “Information Statement/Prospectus”) is being furnished to shareholders of Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund and Gotham Hedged Core Fund (the “Acquired Funds”) in connection with the reorganization of the Acquired Funds with and into the Gotham Index Plus Fund (the “Acquiring Fund”) (each a “Reorganization” and together, the “Reorganizations”). Upon the completion of the Reorganizations, you will be a shareholder of a fund that has the same investment adviser and portfolio management team as your fund; and, for the shareholders of Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund pays a management fee rate that will be lower than the management fee rate payable by such fund. Shareholders of the Gotham Hedged Core Fund will, following the Reorganization, pay a higher Management Fee as shareholders of the Gotham Index Plus Fund. However, while each fund typically invests under normal circumstances in long and short positions of equity and equity-related securities, there are differences in the funds’ investment objectives. The Gotham Enhanced 500 Plus Fund and the Gotham Defensive Long 500 Fund each have the same investment objective; to seek long-term capital appreciation. The Gotham Hedged Core Fund has the investment objective to seek long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk adjusted manner. The investment objective of the Acquiring Fund is to seek to outperform the S&P 500® Index over most annual periods. Accordingly, following the completion of the Reorganizations, you will be invested in a fund that is expected to have additional exposure to a long/short portfolio, consisting of long and short positions, generally selected from the largest 500 to 700 U.S. companies by market capitalization.

The Trust’s Board of Trustees has approved the Reorganization with respect to each of the Acquired Funds. The Reorganizations do not require the consent of the shareholders of either Gotham Defensive Long 500 Fund or Gotham Enhanced 500 Plus Fund. A majority of shareholders of the Gotham Hedged Core Fund have approved the applicable Reorganization by written consent. Therefore, as a shareholder of any of the Acquired Funds, you are not being asked to vote. Accordingly, the Reorganization is expected be consummated with respect to all of the Acquired Funds. The Information Statement/Prospectus is purely for informational purposes. We are not asking you for a proxy and you are requested not to send us a proxy.

The Information Statement/Prospectus contains information you should know about the Reorganizations.

A copy of the Form of Agreement and Plan of Reorganization that provides for the Reorganizations of your fund is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus, including Exhibit A, carefully.

The date of this Information Statement/Prospectus is May 9, 2025.

For more complete information about each fund, please read the fund’s prospectus and statement of additional information, as each may be amended and/or supplemented. Each fund’s prospectus and statement of additional information has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information
Gotham Funds current summary prospectuses, prospectuses, and statement of additional information	On file with the SEC (http://www.sec.gov) and available at no charge by calling our toll-free number: (877) 974-6852.
Gotham Funds current annual and semi-annual report.	On file with the SEC (http://www.sec.gov) and available at no charge by calling our toll-free number: (877) 974-6852.
A statement of additional information for this Information Statement/Prospectus (the “SAI”), dated May 9, 2025. It contains additional information about the Gotham Funds.	On file with the SEC (http://www.sec.gov) and available at no charge by calling our toll-free number: (877) 974-6852. This SAI is incorporated by reference into this Information Statement/Prospectus.
To ask questions about this Information Statement/Prospectus.	Call our toll-free number: (877) 974-6852.

The Acquired Funds’ and Acquiring Fund’s summary prospectuses, prospectuses and statement of additional information dated September 1, 2024, as supplemented from time to time, are incorporated by reference into this Information Statement/Prospectus.

Background to the Reorganizations

Gotham Asset Management, LLC (“Gotham” or the “Adviser”), each fund’s investment adviser, has recommended the Reorganizations of the Acquired Funds with the Acquiring Fund, and the Board of Trustees has determined that the Reorganizations are in the best interests of the Acquired Funds. Factors that Gotham took into consideration in making its recommendation, and the Board of Trustees took into consideration in making its determination, include:

●	The Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund each have the same investment objective; to seek long-term capital appreciation. The Gotham Hedged Core Fund has the investment objective to seek long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk adjusted manner. The investment objective of the Acquiring Fund is to seek to outperform the S&P 500® Index over most annual periods.

●	Each of the Gotham Funds typically invests under normal circumstances in long and short positions of equity and equity-related securities.

●	The portfolio management team from Gotham that currently manages each of the Acquired Funds would be primarily responsible for the day-to-day management of the Acquiring Fund.

●	The management fee rate payable by the Acquiring Fund (0.77%) is lower than that paid by Gotham Defensive Long 500 Fund (1.35%) and Gotham Enhanced 500 Plus Fund (1.0%).

●	The management fee rate payable by the Acquiring Fund (0.77%) is higher than that paid by Gotham Hedged Core Fund (0.70%).

●	The total annual fund operating expenses of the Acquiring Fund are expected to be lower than those of each of the Acquired Funds.

●	The risks associated with owning shares of the Acquiring Fund are substantially similar to the risks associated with owning shares of each of the Acquired Funds.

●	The net assets of the Acquired Funds over their lifetimes and the demonstrated ability and greater potential for the Acquiring Fund to increase its assets over time compared to the Acquired Funds.

●	The terms and conditions of each Agreement and Plan of Reorganization, including the Acquiring Fund’s assumption of the assets and liabilities of the Acquired Funds.

●	The Reorganizations would be structured to be a tax-free reorganization with respect to each Acquired Fund for federal income tax purposes.

●	The costs of the Reorganizations, excluding any brokerage costs, would be borne by Gotham and/or its affiliates and not by the Acquired Funds or Acquiring Fund.

●	The potential benefits of the Reorganizations, including operational efficiencies, that may be achieved from the Reorganizations.

●	The shareholders of the Acquired Funds will receive Acquiring Fund shares with the same aggregate NAV as their Acquired Fund shares (adjusted for distributions to redeem fractional shares, if any).

●	The alternatives available to the shareholders of the Acquired Funds, including the ability to redeem or exchange their shares.

On March 6, 2025, the Board of Trustees of the funds, by unanimous written consent, approved the Reorganizations. The Reorganizations have been approved by the written consent of a majority of the shareholders of the Gotham Hedged Core Fund. The applicable Reorganizations do not require the consent of the shareholders of either Gotham Defensive Long 500 Fund or Gotham Enhanced 500 Plus Fund.

How Will the Reorganizations Work?

●	The Reorganizations are scheduled to occur on or about May 16, 2025, but may occur on such later date as the parties may agree in writing (the “Closing Date”).

●	Each of the Acquired Funds will transfer all of their respective assets to the Acquiring Fund, and the Acquiring Fund will assume all of the respective liabilities of each of the Acquired Funds.

●	The Acquiring Fund has both Institutional Class and Investor Class Shares. Each Acquired Fund has a single class of shares, Institutional Class. Each Acquired Fund’s Institutional Class Shares are substantially similar to the Acquiring Fund’s Institutional Class Shares; however the Acquiring Fund’s Institutional Class minimum initial investment of $100,000 is higher than each Acquired Fund’s minimum initial investment of $25,000. The minimum investment for subsequent investments is the same for both the Acquiring Fund and each of the Acquired Funds. The Acquiring Fund will issue to each respective Acquired Fund its Institutional Class Shares with an aggregate net asset value equal to the aggregate net asset value of each respective Acquired Fund.

●	Shares of the Acquiring Fund will be distributed to you in proportion to the relative net asset value of your holdings of shares of your fund on the Closing Date. Therefore, upon completion of the applicable Reorganization, you will hold shares of the Acquiring Fund with the same aggregate net asset value as your aggregate holdings of shares of each applicable Acquired Fund immediately prior to such Reorganization. The net asset value attributable to each of the Acquired Funds will be determined using the Gotham Funds’ valuation policies and procedures. Each fund’s valuation policy and procedures are identical.

●	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of any Reorganization.

●	The Reorganizations generally are not expected to result in gain or loss being recognized for federal income tax purposes by any of the funds or by the shareholders of the Acquired Funds or the Acquiring Fund.

●	In approving the Reorganizations, the Board of Trustees of FundVantage Trust (the “Trust”), including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Gotham Funds, Gotham, or Foreside Funds Distributors LLC, the Gotham Funds’ principal underwriter and distributor (“Foreside”), (the “Independent Trustees”), determined that the Reorganizations are in the best interest of each fund and will not dilute the interests of shareholders. The Trustees have made this determination based on factors that are discussed below.

●	Shareholders of an Acquired Fund who determine that they do not wish to become shareholders of the Acquiring Fund may (a) redeem their shares of the respective Acquired Fund prior to the Closing Date or (b) exchange their shares of the respective Acquired Fund prior to the Closing Date for shares of another Gotham Fund by contacting Gotham or their investment professional or financial intermediary. Please note that a redemption or an exchange of shares will be a taxable event and a shareholder may recognize a gain or loss for federal income tax purposes in connection with that transaction.

What Are the Federal Income Tax Consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the Gotham Funds must receive an opinion of Troutman Pepper Locke LLP to the effect that such Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code. Accordingly, subject to the limited exceptions described below under the heading “Tax Status of the Reorganization,” it is expected that neither you nor your fund will recognize gain or loss as a direct result of the applicable Reorganization, and that the aggregate tax basis of the shares that you receive in such Reorganization will be the same as the aggregate tax basis of the shares that you surrender in such Reorganization. In addition, your holding period for the shares you receive in the applicable Reorganization will include the holding period of the shares that you surrender in such Reorganization, provided that you held those shares as capital assets on the date of such Reorganization. However, in accordance with the Gotham Funds’ policy that each Gotham Fund distributes its investment company taxable income (computed without regard to the dividends-paid deduction), net tax-exempt income and net capital gains for each taxable year (in order to qualify for tax treatment as a regulated investment company and avoid federal income and excise tax thereon at the fund level), your fund will declare and pay a distribution of such income and gains to its shareholders shortly before the applicable Reorganization. Such distribution may affect the amount, timing or character of taxable income that you realize in respect of your fund shares. For more information, see “Tax Status of the Reorganization” in the Information Statement/Prospectus. Additionally, following the Reorganizations, the Acquiring Fund will continue to make distributions according to its regular distribution schedule. You will generally need to pay tax on those distributions even though they may include income and gains that were accrued and/or realized before you became a shareholder of the Acquiring Fund.

Who Will Pay the Expenses Associated with the Reorganizations?

Gotham, and not the Acquired Funds nor the Acquiring Fund, will pay the expenses directly related to the Reorganizations regardless of whether the Reorganization is consummated. The total amount of expenses of the Reorganizations, including without limitation legal and accounting expenses, printing, postage, mailing, reporting costs, and regulatory filing fees, will be borne in its entirety by Gotham.

REORGANIZATION OF

GOTHAM DEFENSIVE LONG 500 FUND,

GOTHAM ENHANCED 500 PLUS FUND, and

GOTHAM HEDGED CORE FUND

(the “Acquired Funds”)

with

GOTHAM INDEX PLUS FUND

(the “Acquiring Fund”)

SUMMARY

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because it contains details that are not in the summary.

FUND COMPARISON

The Board of Trustees of the Trust has approved the Reorganizations of the Acquired Funds with the Acquiring Fund. There are similarities among the Acquired Funds and the Acquiring Fund, as well as certain differences, including:

●	Continuity of Investment Adviser and Portfolio Management Team. Each fund has the same investment adviser and the same portfolio management team. Following the completion of the Reorganizations, the Acquiring Fund will continue to be managed by Gotham. The portfolio managers, Joel Greenblatt and Robert Goldstein, will continue to manage the Acquiring Fund at the time of the completion of the Reorganizations.

●	Similar Investment Objective. The Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund each have the same investment objective; to seek long-term capital appreciation. The Gotham Hedged Core Fund has the investment objective to seek long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk adjusted manner. The investment objective of the Acquiring Fund is to seek to outperform the S&P 500® Index over most annual periods. While the Acquiring Fund’s investment objective differs from that of the Acquired Funds, Gotham believes that the Acquiring Fund is an appropriate investment for investors seeking long-term capital appreciation.

●	Investment Strategies – Similar Focus on Equity Securities Issued by Large Capitalization Issuers. Each fund typically invests in a portfolio of equity securities with substantial overlap between the Acquired Funds and the Acquiring Fund, but there may be differences in the implementation of the funds’ investment strategies. Each of the Acquired Funds and the Acquiring Fund currently invest primarily in long and short positions of equity securities. The Acquiring Fund may also invest in long and short positions of equity-related securities. The Gotham Defensive Long 500 Fund targets net exposure in the range of approximately 70 – 100% and gross exposure not exceeding 290%. The Gotham Enhanced 500 Plus Fund invests in a long portfolio consisting of securities included in the S&P 500® Index and has additional exposure to a long/short portfolio. The Gotham Enhanced 500 Plus Fund targets net exposure in the range of approximately 70 – 100% and gross exposure in the range of approximately 160 – 220%. The Gotham Hedged Core Fund targets economic exposure to the S&P 500® Index equal to 50 – 70% of its net assets with additional exposure to a long/short portfolio. The Gotham Hedged Core Fund targets net exposure in the range of approximately 50 – 70% and gross exposure in the range of approximately 120 – 160%. The Acquiring Fund pursues its investment objective by investing a portion of its assets in securities intended to track the S&P 500® Index and additional exposure to a long/short portfolio. The Acquiring Fund targets a portfolio with net exposure of approximately 100% and gross exposure of approximately 250 – 290%.

Accordingly, following the completion of the Reorganizations, you will be invested in a fund that is expected to have a portfolio composition that is similar to that of your fund (and all of the Acquired Funds), but may target different levels of net and/or gross exposure.

●	Lower Total Operating Expenses. The management fee rate payable by the Acquiring Fund (0.77%) is lower than that paid by Gotham Defensive Long 500 Fund (1.35%) and Gotham Enhanced 500 Plus Fund (1.0%), but higher than that paid by Gotham Hedged Core Fund (0.70%). However, following the completion of the Reorganizations, the expense ratio of the combined fund is expected to be lower than that of each of the Acquired Funds.

The tables below provide a comparison of certain features of your fund to the features of the Acquiring Fund that will be in effect upon the completion of the Reorganizations. In the table below, if a row extends across the entire table, the policy disclosed applies to both your fund and the Acquiring Fund.

	Acquired Fund	Acquired Fund	Acquired Fund	Acquiring Fund
	Gotham Defensive Long 500 Fund	Gotham Enhanced 500 Plus Fund	Gotham Hedged Core Fund	Gotham Index Plus Fund
Investment Objective	The Fund seeks long-term capital appreciation.		The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner.	The Fund seeks to outperform the S&P 500® Index over most annual periods
Principal Investment Strategies	The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Fund invests primarily in U.S. common stocks of companies listed in the S&P 500® Index, but may invest in other large capitalization companies, generally selected from the largest 500 to 700 U.S. companies by market capitalization. It is anticipated that the Fund will hold several hundred positions.	The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities. The Adviser invests a portion of the assets in securities included in the S&P 500® Index (the “Index”) but not necessarily in the same weightings within the Index (the “Long Portfolio”). The Fund also has additional exposure to a long/short portfolio (the “Long/Short Portfolio”), consisting of long and short positions in securities listed in the Index, but may invest in other large capitalization companies, generally selected from the largest 500 – 700 U.S. companies based on market capitalization.	The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity securities generally selected from the largest 1000 U.S. companies by market capitalization.	The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Adviser will invest a portion of the assets in securities intended to track or exceed the performance of the S&P 500® Index (the “Index”) and additional exposure to a long/short portfolio (the “Long/Short Portfolio”), consisting of long and short positions, generally selected from the largest 500 to 700 U.S. companies by market capitalization.

The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.	Generally, the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The Long/Short Portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations.	The Fund generally takes long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.	Generally, the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The Long/Short Portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.
The Adviser seeks to capitalize on pricing inefficiencies in the market by employing a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:	In determining which individual securities to purchase or short for the Long/Short Portfolio, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:	In determining which individual securities to purchase or short, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:	In determining in which securities to take a long or short position for the Long/Short Portfolio, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:

●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;	●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;	●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;	●	Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;	●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;	●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;	●	Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and	●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and	●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and	●	Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and
●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.	●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.	●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.	●	Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.

The long portion of the portfolio is generally weighted more heavily towards those stocks that are priced at a larger discount to the Adviser’s assessment of value and the short portion is generally weighted more heavily towards those positions selling at the largest premium to the Adviser’s measures of value, subject to pre-specified risk and diversification constraints. In constructing the portfolio the Adviser pursues a defensive investment style, meaning it seeks to mitigate downside risk in declining markets.	The Long Portfolio generally consists of long positions in the securities that comprise the Index that are weighted based on the Adviser’s assessment of value and the individual security’s Index weight. The Long/Short Portfolio consists of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation.	Generally, the long portion of the portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.	Generally, the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The Long/Short Portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.
The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies. The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100%, during normal market conditions. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, will not exceed 290% under normal circumstances.

The Adviser seeks to maintain the Fund’s net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100% during normal market conditions. The Adviser expects that the Fund’s gross exposure, which is the value of the Fund’s long positions plus its short positions, will be in the range of 160%–220% under normal circumstances.

The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.

		The Fund targets a net exposure, which is the value of the Fund’s long positions minus its short positions, in the range of approximately 70 – 100% during normal market conditions. The Fund targets a gross exposure, which is the value of the Fund’s long positions plus its short positions, in the range of approximately 175 – 200% under normal circumstances. The Fund targets a beta significantly less than the S&P 500.	The Long/Short Portfolio consists of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Under normal market conditions, the Fund targets a net exposure of approximately 100% and a gross exposure in the range of approximately 250 – 290%.

The Fund currently obtains its long exposure through direct investment in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may, but does not currently, invest cash collateral received in securities consistent with its principal investment strategy. To the extent the Fund invests cash collateral received, the Fund will incur additional expenses including interest expense under certain swap agreements. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.	The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may, but does not currently, invest cash collateral received in securities consistent with its principal investment strategy. To the extent the Fund invests cash collateral received, the Fund will incur additional expenses including interest expense under certain swap agreements. The Fund’s investment of the proceeds of short sales creates leverage in the Fund which may amplify changes in the Fund’s net asset value. Because the Fund generally rebalances its long and short positions within the Long/Short Portfolio daily, the Fund will experience a high portfolio turnover rate.	The Fund may obtain its long exposure through direct investment in securities and through one or more swaps and its short exposure through one or more swaps. The Fund may invest in ETFs, including to manage capital flows. The Fund may also lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may, but does not currently, invest cash collateral received in securities consistent with its principal investment strategy. To the extent the Fund invests cash collateral received, the Fund will incur additional expenses including interest expense under certain swap agreements. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

The Fund obtains exposure to the Index and invests some or all of the long portion of the Long/Short Portfolio through investment in one or more exchange-traded funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub-advised by the Adviser (each an “underlying fund” and collectively, the “underlying funds”). Presently, the Fund obtains some or all of its exposure to the Index and/or invests some or all of the long portion of the Long/Short Portfolio through its investment in the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF is an actively managed ETF sub-advised by Gotham that invests in securities of issuers included in the Index weighted based on Gotham’s assessment of value and each security’s weight in the Index.

The Fund currently obtains its long exposure through direct investment in securities, investments in other ETFs and through one or more swaps and its short exposure through one or more swaps. In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may, but does not currently, invest cash collateral received in securities consistent with its principal investment strategy. To the extent the Fund invests cash collateral received, the Fund will incur additional expenses including interest expense under certain swap agreements. Because the Fund generally rebalances its long and short positions daily, the Fund will experience a high portfolio turnover rate.

Portfolio Turnover[1]	182%	167%	211%	126%
Investment Adviser	Gotham Asset Management, LLC
Portfolio Managers

Joel Greenblatt is a Managing Principal and Co-Chief Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception.

Robert Goldstein is a Managing Principal and Co-Chief Investment Officer of Gotham and has been a Portfolio Manager to the Fund since its inception.

Fiscal Year End	September 30
Trust	FundVantage Trust
Net assets (as of September 30, 2024)	$18,275,336	$4,807,496	$6,206,596	$893,171,913

[1]	During each respective fund’s most recently completed fiscal year.

Comparison of Principal Risks

Because the funds have the same portfolio managers and similar investment objectives and strategies, the risks of investing the in each Acquired Fund and the Acquiring Fund are substantially the same, except that the Acquiring Fund is subject to certain additional risks unique to its investment in underlying exchange traded funds (ETFs). The following describes the principal risks of investing in the Acquired Funds and the Acquiring Fund.

Each fund (unless indicated otherwise) is subject to the principal risks summarized below. These risks could adversely affect the fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the funds. The funds may not be a suitable investment for all investors.

●	Equity Risk: The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.

●	Market Risk: The values of, and/or the income generated by, securities held by the Fund may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Geopolitical events, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are global economic powers, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as environmental and natural disasters, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy.

●	Value Style Risk: The Adviser buys securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund shorts securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.

●	Underlying Fund Risk (Acquiring Fund only): The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.

●	Derivatives Risk (Acquiring Fund and Defensive Long Fund only): The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.

●	Counterparty Risk (Acquiring Fund and Defensive Long Fund only): Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

●	Short Sale Risk: Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.

●	Leverage: The Fund utilizes leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.

●	Liquidity Risk (Acquiring Fund, Defensive Long Fund, and Hedged Core Funds only): The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

●	Strategy Risk (Acquiring Fund and 500 Plus Fund only): Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.

●	Database Errors: The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.

●	Systems Risk: The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.

●	High Portfolio Turnover Risk: The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. The Fund frequently adjusts the size of its long and short positions. These transactions increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

●	OTC Trading Risk (Acquiring Fund and Defensive Long Fund only): Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

●	ETF Risk (Acquiring Fund and Hedged Core Fund only): An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests, except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Comparison of Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fees and expenses for each Acquired Fund in the table appearing below are based on the fees and expenses for the fiscal year ended September 30, 2024. The tables also show the pro forma expenses of the Acquiring Fund after giving effect to the Reorganizations, based on pro forma net assets as of September 30, 2024. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. You will not pay any sales load, CDSC, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of Acquiring Fund Shares in the Reorganizations.

	Acquired Fund		Acquired Fund		Acquired Fund		Acquiring Fund		Acquiring Fund (Pro Forma)
	Gotham Defensive Long 500 Fund (Institutional Class Shares)		Gotham Enhanced 500 Plus Fund (Institutional Class Shares)		Gotham Hedged Core Fund (Institutional Class Shares)		Gotham Index Plus Fund (Institutional Class Shares)		Gotham Index Plus Fund (Institutional Class Shares)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.35%		1.00%		0.70%		0.77	%(7)	0.77	%(7)
Distribution (Rule 12b-1) Fees	None		None		None		None		None
Acquired Fund Fees and Expenses (“AFFE”)	None		None		None		0.23	%(7)	0.23	%(7)
Other Expenses	0.85	%(1)(2)(3)	3.39%		1.00	%(5)	0.22	%(1)(2)	0.18	%(1)(2)
Dividend and Interest Expense on Securities Sold Short	N/A		0.87%		0.85%		N/A		N/A
Other Operating Expenses	0.85%		2.52%		0.15%		0.22%		0.18%
Total Annual Fund Operating Expenses	2.20	%(3)	4.39	%(4)	1.70%		1.22	%(2)(7)(8)(9)	1.18	%(2)(7)(8)(9)
Fee Waiver and/or Expense Reimbursement	(0.85	)%(3)	(2.37	)%(4)	N/A	(6)	(0.07	)%(9)	(0.03	)%(9)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35	%(3)	2.02	%(4)	1.70%		1.15	%(2)(7)(8)(9)	1.15	%(2)(7)(8)(9)

(1)	Effective December 12, 2024, for the Defensive Long Fund and January 14, 2025 for the Acquiring Fund, the Fund’s adviser discontinued the Fund’s use of collateral received from swap counterparties for investment purposes. As a result of this change in policy, the Fund is no longer subject to the interest expense on collateral and has restated the “other expenses” line item in the table above to reflect current expenses.

(2)	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty, including on collateral delivered by the counterparty, and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
(3)	Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Gotham Defensive Long 500 Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.
(4)	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Gotham Enhanced 500 Plus Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
(5)	Effective as of February 1, 2021, the Trust, on behalf of the Gotham Hedged Core Fund, and Gotham entered into a Support, Service and Fee Assumption Agreement (“Support Agreement”) pursuant to which Gotham supports the Fund’s non-investment advisory operations. Under the Support Agreement, Gotham supports the Fund’s non-investment advisory operations by (a) performing or contracting for certain operational support services of the Fund, and (b) assuming certain of the Fund’s payment obligations, including such payment obligations specified in contracts between the Fund and its service providers and other Trust expenses incurred by or otherwise allocated to the Fund by the Trust. In exchange for the performance of services and the assumption of payment obligations, Gotham receives a fee of the lesser of (x) the annualized rate of 0.15% of the Fund’s average daily net assets, or (y) the actual amount of the Gotham’s payment obligation under the Support Agreement.
(6)	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Gotham Hedged Core Fund’s total operating expenses (exclusive of taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions), do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2026, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

(7)	Effective February 1, 2021, (a) the investment advisory agreement between (the “Trust”), on behalf of the Gotham Index Plus Fund, and Gotham was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.15% (see footnote 9 below). With respect to item (a) above, the amount of such reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective Prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.00% annual investment advisory fee paid by the Fund prior to February 1, 2021.
(8)	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s Annual and Semi-Annual Financials and Additional Information in the financial highlights table, which reflects the operating expenses of the Fund and does not include AFFE.
(9)	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Gotham Index Plus Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15% of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until May 30, 2026, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees of the Trust, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Examples

The examples are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that (a) your investment has a 5% return each year and (b) each fund’s total annual operating expenses remain the same except for year one (which considers the effect of the applicable expense limitation). Pro forma expenses are included assuming consummation of the Reorganizations as of September 30, 2024. The examples are for comparison purposes only and are not a representation of any fund’s actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Acquired Fund	Acquired Fund	Acquired Fund	Acquiring Fund	Acquiring Fund (Pro Forma)
Number of years you own your shares	Gotham Defensive Long 500 Fund (Institutional Class Shares)	Gotham Enhanced 500 Plus Fund (Institutional Class Shares)	Gotham Hedged Core Fund (Institutional Class Shares)	Gotham Index Plus Fund (Institutional Class Shares)	Gotham Index Plus Fund (Institutional Class Shares)
Year 1	$137	$205	$173	$117	$117
Year 3	$606	$1,115	$536	$382	$376
Year 5	$1,102	$2,036	$923	$676	$661
Year 10	$2,467	$4,387	$2,009	$1,515	$1,474

Comparison of the Funds’ Past Performance

Gotham Defensive Long 500 Fund

The bar chart and performance table shown below provide some indication of the risks of investing in the fund by showing the fund’s performance for the past eight calendar years and by showing how the fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Calendar Year to Date Total Return as of March 31, 2025: 3.47%

During the periods shown in the chart:

Best Quarter	Worst Quarter
14.50%	(20.68)%
(December 31, 2021)	(March 31, 2020)

Gotham Defensive Long 500 Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2024	1 Year	5 Years	Since Inception (September 30, 2016)
Institutional Class Shares Return Before Taxes	17.35%	6.98%	9.20%
Return After Taxes on Distributions[1]	16.62%	6.70%	8.71%
Return After Taxes on Distributions and Sale of Shares[1]	10.79%	5.41%	7.33%
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[2]	25.02%	14.53%	14.85%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Gotham Enhanced 500 Plus Fund

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s performance for the past eight calendar years and by showing how the Fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Calendar Year to Date Total Return as of March 31, 2025: (2.62)%

During the periods shown in the chart:

Best Quarter	Worst Quarter
17.68%	(21.26)%
(June 30, 2020)	(March 31, 2020)

Gotham Enhanced 500 Plus Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2024	1 Year	5 Years	Since Inception (September 30, 2016)
Institutional Class Shares Return Before Taxes	22.32%	12.77%	13.55%
Return After Taxes on Distributions[1]	18.73%	10.48%	11.23%
Return After Taxes on Distributions and Sale of Shares[1]	15.75%	9.80%	10.56%
The S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)[2]	25.02%	14.53%	14.85%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

Gotham Hedged Core Fund

The bar chart and performance table shown below provide some indication of the risks of investing in the fund by showing the fund’s performance for the past eight calendar years and by showing how the fund’s average annual returns for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index and the HFRX Equity Hedge Index, each a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Calendar Year to Date Total Return as of March 31, 2025: 1.86%

During the periods shown in the chart:

Best Quarter	Worst Quarter
12.49%	(13.21)%
(December 31, 2021)	(March 31, 2020)

Gotham Hedged Core Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2024	1 Year	5 Years	Since Inception (September 30, 2016)
Institutional Class Shares Return Before Taxes	19.07%	9.87%	9.84%
Return After Taxes on Distributions[1]	14.63%	7.66%	7.84%
Return After Taxes on Distributions and Sale of Shares[1]	14.45%	7.56%	7.60%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)[2]	7.83%	5.53%	4.65%
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[3]	25.02%	14.53%	14.85%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The HFRX Equity Hedge Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge Strategies. Equity Hedge Strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short.

Acquiring Fund

The bar chart and performance table shown below provide some indication of the risks of investing in the Acquiring Fund by showing the Acquiring Fund’s Institutional Class performance for the past nine calendar years in the bar chart and by showing how the Acquiring Fund’s average annual returns in the table for one year, five years and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance. Performance reflects any contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Acquiring Fund’s past performance (before and after taxes) is not necessarily an indication of how the Acquiring Fund will perform in the future. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Calendar Year to Date Total Return as of March 31, 2025: (2.50)%

During the periods shown in the chart:

Best Quarter	Worst Quarter
17.65%	(22.10)%
(June 30, 2020)	(March 31, 2020)

Gotham Index Plus Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2024	1 Year	5 Years	Since Inception (March 31, 2015)
Institutional Class Shares Return Before Taxes	26.05%	14.84%	13.43%
Return After Taxes on Distributions[1]	25.18%	13.97%	12.80%
Return After Taxes on Distributions and Sale of Shares[1]	16.04%	11.75%	11.07%
S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)[2]	25.02%	14.53%	13.35%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.

	Acquired Fund Gotham Defensive Long 500 Fund (Institutional Class Shares)	Acquired Fund Gotham Enhanced 500 Plus Fund (Institutional Class Shares)	Acquired Fund Gotham Hedged Core Fund (Institutional Class Shares)	Acquiring Fund Gotham Index Plus Fund (Institutional Class Shares)
Management fees

The fund pays the Adviser a fee for managing the fund. The Adviser’s annual fee as a percentage of the fund’s average daily net assets is 1.35%. The fee is computed daily and paid monthly.

For the fiscal year ended September 30, 2024, the Adviser effectively received an aggregate investment advisory fee as a percentage of average net assets of 0.50% due to fee waivers and expense reimbursements.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of each Fund, is available in the Funds’ Annual Financials and Additional Information dated September 30, 2024.

The fund pays the Adviser a fee for managing the fund. The Adviser’s annual fee as a percentage of the fund’s average daily net assets is 1.00%. The fee is computed daily and paid monthly.

For the fiscal year ended September 30, 2024, the Adviser effectively received an aggregate investment advisory fee as a percentage of average net assets of 0% due to fee waivers and expense reimbursements.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of each Fund, is available in the Funds’ Annual Financials and Additional Information dated September 30, 2024.

The fund pays the Adviser a fee for managing the fund. The Adviser’s annual fee as a percentage of the fund’s average daily net assets is 0.70%. The fee is computed daily and paid monthly.

For the fiscal year ended September 30, 2024, the Adviser effectively received an aggregate investment advisory fee as a percentage of average net assets of 0.70% due to fee waivers and expense reimbursements.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of each Fund, is available in the Funds’ Annual Financials and Additional Information dated September 30, 2024.

The fund pays the Adviser a fee for managing the fund. The Adviser’s annual fee as a percentage of the fund’s average daily net assets is 0.77%. The fee is computed daily and paid monthly.

For the fiscal year ended September 30, 2024, the Adviser effectively received an aggregate investment advisory fee as a percentage of average net assets of 0.69% due to fee waivers and expense reimbursements.

A discussion of the basis for the Board of Trustees’ approval of the investment management contract between the Adviser and the Trust, on behalf of each Fund, is available in the Funds’ Annual Financials and Additional Information dated September 30, 2024.

Comparison of the Distribution Features, Purchase Procedures and Exchange Rights, and Redemption Procedures

The Acquired Funds and the Acquiring Fund have identical distribution features, purchase procedures and exchange rights, and redemption procedures, except that the Acquiring Fund has a higher minimum initial investment amount for Institutional Shares of $100,000 than that of the Acquired Fund of $25,000. The Acquiring Fund and the Acquired Funds have identical minimum subsequent investment amounts of $250. Each of the Acquiring Fund and the Acquired Funds charge a redemption fee of 1.00% on cash proceeds of shares redeemed within 30 days following their acquisition (see “Redemption Fee”). For a full discussion of the distribution features, purchase procedures and exchange rights, and redemption procedures for the Funds please see “Purchase and Sale of Fund Shares,” below.

Reasons for the Reorganizations

The Trustees of your fund believe that the proposed Reorganizations will be advantageous to the shareholders of the Acquired Funds for several reasons. The Trustees considered the following matters, among others, in approving the proposal:

●	The Acquired Funds and the Acquiring Fund have similar investment objectives and substantially similar principal investment strategies.

●	The portfolio management team of the Adviser that currently manages the Acquired Funds would be primarily responsible for the day-to-day management of the Acquiring Fund.

●	The total annual fund operating expenses of the Acquiring Fund are expected to be lower than those of the Acquired Funds.

●	The risks associated with owning shares of the Acquiring Fund are substantially similar to the risks associated with owning shares of the Acquired Funds, with some exceptions as noted above under “Comparison of Principal Risks.”

●	The net assets of the Acquired Funds over their lifetimes and the greater potential for the Acquiring Fund to increase its assets over time compared to the Acquired Funds.

●	The terms and conditions of each Agreement and Plan of Reorganization, including the Acquiring Fund’s assumption of the assets and liabilities of the Acquired Funds.

●	The Reorganizations will be structured to be a tax-free reorganization for federal income tax purposes.

●	The costs of the Reorganizations, excluding any brokerage costs, would be borne by the Adviser and not by the Acquired Funds or Acquiring Fund.

BOARD’S EVALUATION OF THE REORGANIZATIONS

For the reasons described above, the Board of Trustees of your fund, including the Independent Trustees, approved the Reorganizations. In particular, the Board of Trustees determined that, taking into account the expense ratio of the Acquiring Fund compared to each Acquired Fund, the differences in fee structure of the Acquiring Fund compared to that of the Gotham Hedged Core Fund, the Management Fees expect to be paid by shareholders of the Acquiring Fund compared to those paid by shareholders of each of the Acquired Funds including, with respect to the Gotham Hedged Core Fund, that the Acquiring Fund charges a higher Management Fee, anticipated benefits to Gotham including the elimination of expense waiver and reimbursement obligations of Gotham to the Acquired Funds, and anticipated benefits to shareholders resulting from the Reorganizations described above, the Reorganizations are in the best interest of your fund and that the interests of your fund’s shareholders would not be diluted as a result of the Reorganizations. Similarly, the Board of Trustees of the Acquiring Fund, including the Independent Trustees, approved the Reorganizations. The Trustees of the Acquiring Fund also determined that, taking into account the anticipated benefits to shareholders resulting from the Reorganizations described above, the Reorganizations are in the best interests of the Acquiring Fund and that the interests of the shareholders of that fund would not be diluted as a result of the Reorganizations.

CAPITALIZATION

The following table sets forth the capitalization of the Acquired Funds and Acquiring Fund as of April 17, 2025, and the pro forma capitalization of the Acquiring Fund as if the Reorganizations occurred on that date. The actual exchange ratios on the Closing Date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of the funds between April 17, 2025 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the funds during that period resulting from income and distributions, and changes in the accrued liabilities of the funds during the same period.

	Acquired Fund	Acquired Fund	Acquired Fund	Acquiring Fund	Pro Forma Adjustments	Pro Forma Combined Fund
	Gotham Defensive Long 500 Fund (Institutional Class Shares)	Gotham Enhanced 500 Plus Fund (Institutional Class Shares)	Gotham Hedged Core Fund (Institutional Class Shares)	Gotham Index Plus Fund (Institutional Class Shares)[1]
Total Net Assets	$17,338,678	$4,427,577	$4,913,774	$809,995,613		$836,675,642
Net Asset Value Per Share	$17.75	$12.44	$11.09	$25.25		$25.25
Shares Outstanding	976,872	355,915	443,199	32,079,002	(719,319)[2]	33,135,669

1.	In addition to Institutional Class Shares, the Acquiring Fund also offers Investor Class Shares. As of April 17, 2025, the total net assets with respect to the Acquiring Fund’s Investor Class Shares was $16,935,603.
2.	The adjustment to the pro forma shares outstanding number represents an increase in Institutional Class Shares outstanding of the Acquiring Fund to reflect the reorganization of the Acquired Funds into the Acquiring Fund.

It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by your fund on the Closing Date. The table should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATIONS

Purchase and Sale of Fund Shares

Shares of each fund are sold without a sales charge. Shares of the Acquired Funds and Acquiring Fund Fund are purchased at NAV directly with the each fund. The Acquired Funds and the Acquiring Fund have identical procedures for the purchase of shares. Shares of the funds are sold on a continuous basis by the Distributor at the NAV next computed after the fund or authorized financial intermediary has received your purchase order in good order. Shares of the funds may be purchased directly through its transfer agent and through other authorized financial intermediaries. Shares of the funds are sold without the imposition by the funds of any sales charges. If you purchase shares through a financial intermediary you may be charged a brokerage commission or other transaction-based fees by the financial intermediary. All initial investments must be made by check or wire, and additional investments may be made by check, wire, or ACH. Shares of the Fund may be purchased and sold (redeemed) on any business day when the New York Stock Exchange (the “Exchange”) is open for regular trading. Such purchases and redemptions can be made through a broker-dealer or other financial intermediary or directly with the Fund by sending a completed application to the addresses below. Applications and more information can be found at www.GothamFunds.com.

Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street,154-0520 Pittsburgh, PA 15262 (877) 974-6852

Purchase by Wire for Accounts Held Directly with the Fund

Please contact Fund shareholder services (“Shareholder Services”) toll-free at (877) 974-6852 for current wire instructions.

Minimum Investment Requirements

The minimum initial investment for shares is $100,000 and the minimum for each subsequent investment is $250.

Redemption by Telephone for Accounts Held Directly with the Fund

Call Shareholder Services toll-free at (877) 974-6852.

Redemption Online for Accounts Held Directly with the Fund

Redemptions can be made through our website at www.GothamFunds.com.

Purchases and Redemptions for Accounts Held through a Financial Intermediary

Contact your financial intermediary.

Holders of Acquired Fund Shares will not be assessed a front-end sales charge, CDSC, or redemption fee in connection with the Reorganizations. Additional information and specific instructions explaining how to buy shares of each fund are outlined in each fund’s prospectus under the heading “Purchase and Sale of Fund Shares.”

Share purchases of the Acquired Funds may no longer be permitted approximately one week prior to the Reorganizations. Investors should check the Acquired Funds’ respective websites for further information.

The funds have identical features for redeeming and exchanging shares.

Shares of the funds may be redeemed on any day the Exchange is open, either directly through the fund’s transfer agent or through a financial intermediary. Shares of the funds will be redeemed at the NAV next calculated after receipt of the redemption request in good order. Payment for redemptions is usually made within one business day, but not later than seven days after receipt of a redemption request, unless the check used to purchase the shares has not yet cleared. Redemption orders received in good order by the close of the regular session of trading on the Exchange, generally 4:00 p.m. Eastern time, are processed at that day’s NAV. Redemption orders received after the close of the regular session of trading on the Exchange are processed at the NAV determined on the following business day. See each fund’s prospectus for more details.

Portfolio Securities

The Acquired Funds do not anticipate any repositioning of their portfolios in connection with the Reorganizations; however, the Acquired Funds may dispose of securities in the normal course. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, other capital gains and losses that may be recognized, and the combined fund’s ability to use any available tax loss carryforwards.

Tax Capital Loss Carryforwards

Federal income tax law generally permits a regulated investment company to carry forward indefinitely net capital losses from any taxable year to offset its capital gains. Presently, the Funds do not have any capital loss carryforwards.

For the period ending on the Closing Date, each fund may have net realized capital gains or losses, and as of the Closing Date, a fund may also have net unrealized capital gains or losses.

Each Reorganization may result in a number of limitations on a combined fund’s ability to use realized and unrealized losses of an Acquired Fund and the Acquiring Fund. The discussion below describes the limitations that may apply based on the funds’ tax attributes and relative net asset values as of September 30, 2024. Since the Reorganizations are not expected to close until May 16, 2025, the net current-year realized capital gains and losses and net unrealized capital gains and losses and the effect of the limitations described may change significantly between now and the completion of the Reorganizations. Further, the ability of your fund and the Acquiring Fund to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

First, in the tax year of the combined fund in which a Reorganization occurs, the combined fund will be able to use carryforwards of your fund’s capital losses (including from your fund’s short taxable year ending on the Closing Date), subject to the limitations described in the following paragraphs, to offset only a prorated portion of the combined fund’s capital gains for such tax year, based on the number of days remaining in the combined fund’s tax year after the Closing Date.

Second, each Reorganization is expected to result in a limitation on the combined fund’s ability to use your fund’s capital loss carryforwards and, in certain cases, net unrealized losses inherent in your fund’s assets at the time of the Reorganization, in subsequent tax years. This limitation, imposed by Section 382 of the Code, will apply if your fund’s shareholders own less than 50% of the combined fund immediately after the applicable Reorganization. This limitation is imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. The annual limitation described in this paragraph for periods following the Reorganizations generally will equal the product of the net asset value of your fund immediately prior to the applicable Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of the applicable Reorganization. This limitation may be prorated in the taxable year in which the applicable Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Third, a Reorganization may result in limitations on the combined fund’s ability to use loss carryforwards of the applicable Acquiring Fund, a portion of losses recognized by the applicable Acquiring Fund in the taxable year in which the Reorganization occurs, and, in certain cases, a net unrealized loss inherent in the assets of the applicable Acquiring Fund at the time of the applicable Reorganization. This limitation will apply if such Acquiring Fund’s shareholders own less than 50% of the combined fund immediately after the applicable Reorganization. These limitations are imposed on an annual basis. Losses in excess of the limitations may be carried forward, subject to the generally applicable limitations on the carryforward of losses. The aggregate annual limitation described in this paragraph for periods following the applicable Reorganization generally will equal the product of the net asset value of the applicable Acquiring Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at the time of such Reorganization. This limitation may be prorated in the taxable year in which the applicable Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Fourth, if an Acquired Fund or the Acquiring Fund has a net unrealized gain inherent in its assets at the time of the applicable Reorganization, then, under certain circumstances, the combined fund may not offset that gain, to the extent realized within five years of such Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the fund with the net unrealized gain) or, in certain cases, by a net unrealized loss inherent at the time of such Reorganization in the assets of the other fund. This limitation will generally apply if the Acquiring Fund’s or an Acquired Fund’s unrealized capital gains as of the date of the applicable Reorganization are greater than the lessor of $10,000,000 or 15% of the fair market value of its assets as of the Closing Date.

As of September 30, 2024, the Acquired Funds and the Acquiring Fund had the following current-year net realized capital gains (losses) and net unrealized gains (losses):

Fund	Current Year Realized Capital Gains (Losses)	Net Unrealized Gains (Losses)
Gotham Defensive Long 500 Fund	3,992,640	539,370
Gotham Enhanced 500 Plus Fund	536,379	628,427
Gotham Hedged Core Fund	953,506	652,908
Gotham Index Plus Fund	24,090,659	188,428,983

Fifth, any capital loss carryforwards from prior years, any net current-year capital losses, and, potentially, any unrealized capital losses will benefit the shareholders of the combined fund, rather than only the shareholders of the Acquired Fund that incurred the loss.

TERMS OF THE AGREEMENTS AND PLANS OF REORGANIZATIONS

The Reorganizations

●	The Reorganizations are scheduled to occur as of the open of business on May 16, 2025 (the “Closing Date”) but may occur on such later date as the parties may agree.

●	Each Acquired Fund will transfer all of their assets to the Acquiring Fund. The Acquiring Fund will assume all of such Acquired Fund’s liabilities. The net asset value of such Acquired Fund will be computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (i.e., May 15, 2025).

●	Shares of the Acquiring Fund will immediately be distributed to you in proportion to the relative net asset value of your holdings of shares of each Acquired Fund on the Closing Date. The Acquired Funds each have a single class of shares, Institutional Class Shares. The Acquiring Fund has two classes of shares Institutional Class and Investor Class shares. The Acquiring Fund’s Institutional Class Shares are substantially similar to the Institutional Class Shares of each of the Acquired Funds. As a result, each Acquired Fund’s shareholders will end up as shareholders of Institutional Class Shares of the Acquiring Fund. The Acquiring Fund shares that you receive in a Reorganization will have the same aggregate net asset value as your holdings of shares of the applicable Acquired Fund shares immediately prior to such Reorganization. The net asset value attributable to a class of shares of each fund will be determined using the Trust’s valuation policies and procedures.

●	After the Acquiring Fund shares are issued, each Acquired Fund will be dissolved.

●	No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations.

●	No Reorganization, itself, generally is expected to result in gain or loss being recognized for federal income tax purposes by shareholders of either your Acquired Fund or the Acquiring Fund, except as set forth below under the heading “Tax Status of the Reorganization.” No Reorganization will take place unless both the applicable Acquired Fund and the Acquiring Fund receive a tax opinion from Troutman Pepper Locke LLP, counsel to the funds, as described below under the heading “Tax Status of the Reorganizations.”

Agreements and Plans of Reorganizations

A form of the Agreement and Plan of Reorganization with respect to each of the applicable Reorganizations is attached as Exhibit A to this Information Statement/Prospectus. Material provisions of the Agreements and Plans of Reorganization are described below but are qualified in their entirety by the attached copy.

Conditions to Closing the Reorganization. The obligation of each Acquired Fund to consummate the applicable Reorganization is subject to the satisfaction of certain conditions, including the performance by the applicable Acquiring Fund of all its obligations under the applicable Agreement and Plan of Reorganization and the receipt of all consents, orders and permits necessary to consummate the applicable Reorganization (see Agreements and Plans of Reorganization, Article VI).

The obligation of the Acquiring Fund to consummate each Reorganization is subject to the satisfaction of certain conditions, including the applicable Acquired Fund’s performance of all of its obligations under the applicable Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from that fund and the receipt of all consents, orders and permits necessary to consummate such Reorganization (see Agreements and Plans of Reorganization, Article VII).

The funds’ obligations are subject to the receipt of a favorable opinions of Troutman Pepper Locke LLP as to the federal income tax consequences of each Reorganization (see Agreements and Plans of Reorganization, Article 8.5).

Termination of Agreements and Plans of Reorganization. The Agreements and Plan of Reorganizations may be terminated by the mutual agreement of the Acquiring Fund and the applicable Acquired Fund.

Expenses of the Reorganizations. All expenses incurred by an Acquired Fund and the Acquiring Fund in connection with the applicable Reorganization will be borne by Gotham.

TAX STATUS OF THE REORGANIZATION

Each Reorganization is conditioned upon the receipt by each applicable Acquired Fund of an opinion from Troutman Pepper Locke LLP, counsel to the Gotham Funds, substantially to the effect that, for federal income tax purposes:

●	The acquisition by the Acquiring Fund of all of the assets of the applicable Acquired Fund solely in exchange for the applicable Acquiring Fund’s Shares and the assumption by the Acquiring Fund of all of the liabilities of such Acquired Fund, followed by the distribution of such Acquiring Fund Shares by such Acquired Fund in complete liquidation to such Acquired Fund Shareholders in exchange for their Acquired Fund Shares, all as provided in the applicable Agreement and Plan of Reorganization, will constitute a reorganization within the meaning of Section 368(a) of the Code, and such Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

●	Under Code Section 361, no gain or loss will be recognized by such Acquired Fund (i) upon the transfer of all of such Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of such Acquired Fund or (ii) upon the distribution (whether actual or constructive) of the Acquiring Fund shares by such Acquired Fund to such Acquired Fund shareholders in liquidation, as contemplated in the applicable Agreement and Plan of Reorganization;

●	Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of such Acquired Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of such Acquired Fund as contemplated in the applicable Agreement and Plan of Reorganization;

●	Under Code Section 362(b), the tax basis of the assets of the applicable Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the applicable Reorganization;

●	Under Code Section 1223(2), the holding periods of the assets of the applicable Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by such Acquired Fund;

●	Under Code Section 354, no gain or loss will be recognized by the applicable Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund shares in the applicable Reorganization;

●	Under Code Section 358, the aggregate tax basis of the Acquiring Fund shares to be received by the applicable Acquired Fund shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the applicable Acquired Fund shares exchanged therefor by such shareholder;

●	Under Code Section 1223(1), the applicable Acquired Fund shareholder’s holding period for the Acquiring Fund shares to be received by the applicable Acquired Fund shareholder will include the period during which the applicable Acquired Fund shares exchanged therefor were held, provided that such Acquired Fund shareholder held such Acquired Fund shares as a capital asset on the date of the applicable Reorganization; and

●	The Acquiring Fund will succeed to and take into account the items of such Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Counsel will express no opinion as to (1) the effect of an applicable Reorganization on (A) any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any applicable Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, (C) with respect to any stock held of a controlled foreign corporation as defined in Section 957(a) of the Code (D) the applicable Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, or (E) any limitations on the use or availability of capital losses, net operating losses, unrealized gain or loss or other losses under the Code and (2) any other federal, state, local or foreign tax issues of any kind.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the applicable Acquired Fund and the Acquiring Fund. The condition that each of the applicable Acquired Fund and the Acquiring Fund receives such an opinion may not be waived by either fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the applicable Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

The foregoing discussion is very general and does not take into account any considerations that may apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

SHAREHOLDER INFORMATION FOR THE ACQUIRING FUND

Additional Purchase and Sale Information

PRICING OF SHARES

The price of the Acquiring Fund’s shares is based on its NAV. The NAV per share of a Fund is calculated as follows:

Value of Assets Attributable to the Shares
NAV =	-	Value of Liabilities Attributable to the Shares
Number of Outstanding Shares

Each Fund’s NAV per share is calculated once daily as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

Each Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. The valuations of securities that trade principally on a foreign market that closes before the time as of which each Fund calculates its NAV will generally be based on an adjusted fair value price furnished by an independent pricing service as of the time NAV is calculated. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Certain fixed income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from a recognized dealer or dealers in those securities. The amortized cost method of valuation may be used to value fixed income securities with 60 days or less remaining until maturity, so long as such amortized cost method approximates fair value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the aforementioned valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security or asset values as of the time of pricing. However, fair values for a security or asset determined pursuant to the Adviser’s policies and procedures may not accurately reflect the price that the Fund could obtain if it were to dispose of that security or asset as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Shares of the Funds may be purchased and sold (redeemed) on any business day, normally any day when the Exchange is open for regular trading. Such purchases and redemptions can be made through a broker-dealer or other financial intermediary, or directly with the Funds. Shares are available to individuals, corporations and other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others who can meet the required investment minimum.

Shares are offered on a continuous basis by Foreside Funds Distributors LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Underwriter”). The shares are sold without the imposition by a Fund of any sale charges. Sales of Institutional Class shares of each Fund’s shares are not subject to a Rule 12b-1 fee. You will not be charged any additional fees by a Fund (other than those described in this Prospectus) if you purchase or redeem shares of a Fund directly through the Fund’s transfer agent, BNY Mellon Investment Servicing.

If you purchase shares through a financial intermediary, you may be charged a brokerage commission on shares transacted in, other transaction-based fees or other fees for the services of such organization. In addition, if you purchase the Fund through a broker-dealer, you may be required to pay a commission to your broker depending on your arrangements with them. If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through a Fund), certain policies and fees regarding your investment in the Funds may be different than those described in this Prospectus. Financial intermediaries and nominees may also charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares. In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

Certain broker-dealers may regard Institutional Class shares as being “clean” shares, since they do not contain any front-end load, deferred sales charge, or other asset-based fees for sales or distribution. Certain brokers may charge investors commissions or other charges on “clean” shares.

The minimum initial investment in Institutional shares in the Absolute Return Fund, Enhanced Return Fund, Neutral Fund, Index Plus Fund, Large Value Fund and Total Return Fund is $100,000. The minimum additional investment in Institutional shares of these Funds is $250. The minimum initial investment in Institutional shares of the Gotham Enhanced S&P 500 Index Fund is $5,000. The minimum additional investment in Institutional shares of the Fund is $100. The minimum initial investment in Institutional shares of the Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund is $25,000. The minimum additional investment in Institutional shares of the Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund and Gotham Enhanced 500 Plus Fund is $250. The minimum initial investment in Investor Class shares of the Gotham Index Plus Fund is $2,500. The minimum additional investment in Investor Class shares of the Gotham Index Plus Fund is $100. The minimum initial investment and additional investment requirement may be waived for persons including, without limitation clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children.

In the event your financial intermediary modifies or terminates its relationship with the Trust, your shares may be redeemed by the Trust unless you make arrangements to (a) transfer your Fund shares to another financial intermediary that is authorized to process Fund orders or (b) establish a direct account with the Funds’ transfer agent by following the instructions under “To Open An Account Directly with a Fund.” To open an account directly with a Fund, you must meet the minimum initial investment amount or, if available, exchange your shares for shares of another class in which you are eligible to invest.

In the event you modify or change your relationship with your financial intermediary through which you invest in the Funds (for instance, from an advisory relationship to a brokerage relationship) you may no longer be eligible to invest in a particular share class and your financial intermediary may exchange your shares for another share class which may be subject to higher expenses and Rule 12b-1 distribution fees.

In addition, the availability of certain classes of shares may be limited to certain intermediary platforms, which means that your eligibility to purchase a specific class of Fund shares may depend on whether your intermediary offers that class.

The Trust is not responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Purchase Price

Purchase orders are effected at the NAV next computed after a Fund has received your purchase order in good order. Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by a Fund when the financial intermediary receives the purchase order in good order.

Purchase orders received by the transfer agent in good order before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading on the Exchange. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. “Good Order” means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Funds on a timely basis. Purchase and redemption requests sent to such financial intermediary or nominee are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund’s transfer agent in good order. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.

Distribution Plan

The Trust’s Board of Trustees, with respect to Investor Class shares of the Gotham Index Plus Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows the Gotham Index Plus Fund to pay distribution and service fees for the sale and distribution of Investor Class shares and for services provided to Investor Class Shareholders. Because these fees are paid out of the Gotham Index Plus Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution plan for Investor Class shares provides for payments of up to 0.25% of the average daily net assets of the Gotham Index Plus Fund’s Investor Class shares.

TO OPEN AN ACCOUNT DIRECTLY WITH A FUND

To Open Account with a Fund Directly By Mail

You may open an account directly with a Fund by mailing a completed application and a check drawn on a U.S. bank payable to a Fund to the addresses below. The application for the Funds may be found by calling Shareholder Services toll-free at (877) 974-6852 (“Shareholder Services”) or at www.GothamFunds.com. If a subsequent investment is being made, the check should also indicate your account number.

When you make purchases by check, a Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $100,000 for the Total Return Fund and Institutional Class shares of all Funds (or $5,000 for Enhanced S&P 500 Index Fund, $25,000 for Hedged Core Fund and $250,000 for Defensive Long 500 Fund and Enhanced 500 Plus Fund) and $2,500 for Investor Class shares of Gotham Index Plus Fund. Send the check and application to:

Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (877) 974-6852

The Funds will only accept checks drawn on U.S. currency on domestic banks. The Funds will not accept any of the following: cash or cash equivalents, money orders, traveler’s checks, cashier’s checks, bank checks, official checks and treasurer’s checks, payable through checks, third-party checks and third-party transactions.

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence. While the Funds do not generally accept foreign investors, they may in instances where either (i) an intermediary makes shares of a Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact the Adviser at (212) 319-4100 for more information.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

To Open An Account Directly with the Fund by Wire

Please contact Fund shareholder services (“Shareholder Services”) toll-free at (877) 974-6852 for current wire instructions.

Please visit www.GothamFunds.com for more information.

Minimum Investment Requirements

The minimum initial investment for Institutional Class shares is $100,000.

The minimum initial investment for Investor Class shares is $2,500 and the minimum for each subsequent investment is $100.

The minimum initial investment and additional investment requirements may be waived for persons including, without limitation clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.

Sales of Institutional Class shares of each Fund are not subject to a front-end sales charge or a Rule 12b-1 fee.

TO ADD TO AN ACCOUNT DIRECTLY WITH A FUND

By Mail

Fill out an investment slip (which can be found on a previous confirmation) and write your account number on your check. Please make sure your check is for at least $250 for all Institutional Class shares of the Funds Mail the slip and your check to:

Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (877) 974-6852

By Wire

Call Shareholder Services toll-free at (877) 974-6852 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee.

Automated Clearing House (ACH) Purchase

Shares may be purchased via Automated Clearing House (“ACH”) for initial (online only) and subsequent purchases. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

ACH purchases will be effective at the closing price per share on the same business day for orders placed prior to 4:00 p.m. Eastern time. Orders received thereafter will be effective at the closing price per share on the next business day. The Funds may alter, modify or terminate this purchase option at any time.

Shares purchased by check or via ACH will not be available for redemption until payment for such shares has been received by the Fund. For shares purchased via check, it may take up to 15 business days for a check to clear and the Fund to receive payment. For shares purchased via ACH, it may take up to 15 days for the Fund to receive payment from an ACH transaction.

Online at www.GothamFunds.com

Current shareholders with accounts held directly with the Funds may purchase additional shares at www.GothamFunds.com.

Financial Intermediaries

You may purchase shares of the Funds through a financial intermediary who may charge you a commission on your purchase, may charge additional fees, and may require different minimum investments or impose other limitations on buying and selling shares of the Fund. “Financial intermediaries” include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement with a Fund.

If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through the Fund), certain policies and fees regarding your investment in the Fund may be different than those described in this Prospectus.

It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund on a timely basis. Purchase and redemption requests sent to such financial intermediary or nominee are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund’s transfer agent in good order. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Consult your investment representative for specific information.

Contact your financial intermediary for specific information regarding the availability and suitability of various account options described throughout this Prospectus and for specific information with respect to the financial intermediary’s policies regarding minimum purchase and minimum balance requirements and involuntary redemption, which may differ from what is described throughout this Prospectus.

Networking and Sub-Transfer Agency Fees. The Funds or Adviser may also directly enter into agreements with “financial intermediaries” pursuant to which they will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their own resources. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may differ and may vary from amounts paid to the Funds’ transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Funds, the Adviser or their service providers to determine whether such intermediaries are providing the services for which they are receiving such payments.

Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser may also, at their own expense and out of their own resources, provide additional cash payments to financial intermediaries who sell shares of the Funds. These additional cash payments are payments over and above sales communications or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this Prospectus. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder or administrative services or marketing support. Marketing support may include: (i) access to sales meetings or conferences, sales representatives and financial intermediary management representatives; (ii) inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs to which financial intermediaries provide more marketing support than to other sales programs on which the Adviser or its affiliates may not need to make additional cash payments to be included; (iii) promotion of the sale of a Fund’s shares in communications with a financial intermediaries’ customers, sales representatives or management representatives; and/or (iv) other specified services intended to assist in the distribution and marketing of a Fund’s shares. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The Adviser and its affiliates may also pay cash compensation in the form of finders’ fees or referral fees that vary depending on the dollar amount of shares sold.

The amount and value of additional cash payments vary for each financial intermediary. The additional cash payment arrangement between a particular financial intermediary and the Adviser or its affiliates may provide for increased rates of compensation as the dollar value of a Fund’s shares or particular class of shares sold or invested through such financial intermediary increases. The availability of these additional cash payments, the varying fee structure within a particular additional cash payment arrangement and the basis for and manner in which a financial intermediary compensates its sales representatives may create a financial incentive for a particular financial intermediary and its sales representatives to recommend a Fund’s shares over the shares of other mutual funds based, at least in part, on the level of compensation paid. A financial intermediary and its sales representatives may have similar financial incentives to recommend a particular class of a Fund’s shares over other classes of such Fund’s shares. You should consult with your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser.

Although the Funds may use financial firms that sell the Funds’ shares to effect portfolio transactions for the Funds, the Funds and the Adviser will not consider the sale of a Fund’s shares as a factor when choosing financial firms to effect those transactions.

For more information about these additional cash payments made to financial intermediaries, please refer to the section entitled “Additional Compensation to Financial Intermediaries” located in the SAI.

Rights Reserved by the Funds

The Funds reserve the right to:

●	reject any purchase order;

●	suspend the offering of shares;

●	vary the initial and subsequent investment minimums;

●	waive the minimum investment requirement for any investor;

●	redeem accounts with balances below the minimum account size after 30 days’ written notice;

●	redeem your shares in the event your financial intermediary’s relationship with the Trust is modified or terminated;

●	subject to applicable law, redeem your shares in other circumstances determined by the Board of Trustees to be in the best interest of the Funds and

●	redeem your shares if you hold your shares through a financial intermediary and you propose to transfer your shares to another financial intermediary that does not have a relationship with the Trust.

The Trust will not be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Market Timing and Frequent Trading Policy

The Funds discourage frequent purchases and redemptions, and the Trust’s Board of Trustees has adopted policies and procedures consistent with such position. The Funds are not designed to accommodate market timing or short-term trading. Frequent or excessive trades into or out of a Fund in an effort to anticipate changes in market prices of their investment portfolio is generally referred to as “market timing”. Market timing can adversely impact the ability of the Adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Funds. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in a Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the NAV of a Fund does not reflect the value of the underlying portfolio securities.

To deter market timing and to minimize harm to a Fund and its shareholders, each Fund (i) charges a redemption fee of 1.00% on shares redeemed within thirty (30) days of purchase, and (ii) reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons a Fund believes are engaging in similar trading activity that, in the judgment of the Funds or the Adviser, may be disruptive to the Funds. The Funds will not be liable for any loss resulting from rejected purchase orders. No waivers of the provisions of this policy established to detect and deter market timing and other excessive trading activity are permitted that would harm the Funds and its shareholders or would subordinate the interests of the Funds and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

The Funds’ Chief Compliance Officer (“CCO”) reviews on an as-needed basis, as determined by the CCO in coordination with the Adviser and other service providers, available information related to the trading activity in the Funds in order to assess the likelihood that the Funds may be the target of market timing or similar trading practices. If, in its judgment, a Fund or the Adviser detects excessive, short-term trading, such Fund may reject or restrict a purchase request and may further seek to close an investor’s account with such Fund. The Funds may modify their procedures from time to time without prior notice regarding the detection of excessive trading or to address specific circumstances. Each Fund will apply its procedures in a manner that, in the Fund’s judgment, will be uniform.

There is no guarantee that the Funds or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence.

In order for a financial intermediary to purchase shares of a Fund for an “omnibus” account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide a Fund access, upon request, to information about underlying shareholder transaction activity in these accounts and the Shareholder’s Taxpayer Identification Number (or International Taxpayer Identification Number or other government issued identifier). If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an “omnibus” account, in nominee name or on behalf of another person. If necessary, a Fund may prohibit additional purchases of Fund shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in a Fund. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by a Fund. If a financial intermediary fails to enforce a Fund’s excessive trading policies, such Fund may take certain actions, including terminating the relationship.

REDEMPTION OF SHARES

You may “redeem” or sell your shares on any day the Exchange is open, either directly through the Funds’ transfer agent, BNY Mellon Investment Servicing, or through your broker-dealer. The price you receive will be the NAV next calculated after receipt of the request in good order. “Good Order” means that the redemption request is complete and includes all accurate required information including any medallion signature guarantees, if necessary.

Redemption Fee

The Funds charge a redemption fee of 1.00% on cash proceeds of shares redeemed within 30 days following their acquisition (see “Redemption Fee”). The Redemption Fee will be calculated as a percentage of the NAV of total redemption proceeds. Those shares held the longest will be treated as being redeemed first and the shares held shortest as being redeemed last. The fee will be paid directly to a Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term cash movements in and out of such Fund. The Funds are not intended to accommodate short-term trading.

The Redemption Fee will not be charged on the following transactions:

1.	Redemptions on shares held through retirement plans (including, without limitation, those maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the “Code”) and nonqualified plans);

2.	Redemptions requested following (a) the death of a shareholder, or (b) the post-purchase “disability” or “hardship” (as such terms are defined by the Code or the rules and regulations thereunder) of the shareholder or as required by law (i.e., a divorce settlement) provided that such death, disability, hardship or other event (i.e., divorce settlement) occurs after the shareholder’s account was established with the Fund;

3.	Redemptions initiated by a Fund (e.g., for failure to meet account minimums, to pay account fees funded by share redemptions, in the event of the liquidation of such Fund, if your financial intermediary modifies or terminates its relationship with a Fund);

4.	Shares acquired through the reinvestment of distributions (dividends and capital gains);

5.	Redemptions in omnibus accounts where redemptions cannot be tracked to the individual shareholder;

6.	Redemptions by certain funds of funds and certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries;

7.	Redemptions for systematic withdrawal plans; and

8.	Redemptions on shares held through an Invest5 account.

All orders to sell shares of one fund advised by the Adviser and purchase shares of another fund advised by the Adviser will be subject to any redemption fee applicable to the shares sold and any holding period and redemption fee applicable to the shares purchased.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. A Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when: (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of a Fund’s shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable. A Fund will automatically redeem shares if a purchase check is returned for insufficient funds and the shareholder’s account will be charged for any loss. The Funds reserve the right to reject any third-party check. Under normal market conditions, each Fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling a portion of the Fund’s holdings (and, to the extent necessary, reducing its short positions) consistent with its investment strategy. The Funds generally pay redemptions proceeds in cash; however, each Fund reserves the right to honor certain redemptions “in-kind” with securities, rather than cash. A Fund is more likely to redeem in-kind to meet large redemption requests or during times of market stress.

TO REDEEM FROM YOUR ACCOUNT HELD DIRECTLY WITH A FUND

By Mail

To redeem your shares by mail:

●	Write a letter of instruction that includes the name of the applicable Fund, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

●	Include all signatures and any additional documents that may be required.

●	Mail your request to:

Regular Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing P.O. Box 534445 Pittsburgh, PA 15253-4445	Overnight Mail: Gotham Funds FundVantage Trust c/o BNY Mellon Investment Servicing Attention: 534445 500 Ross Street, 154-0520 Pittsburgh, PA 15262 (877) 974-6852

●	A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days.

●	The Funds may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

By Telephone

To redeem your shares by telephone, call Shareholder Services toll-free at (877) 974-6852. The proceeds will be paid to the registered owner: (1) by mail at the address on the account, or (2) by wire to the pre-designated bank account on the fund account. To use the telephone redemption privilege, you must have selected this service on your original account application or submitted a subsequent medallion signature guaranteed request in writing to add this service to your account. The Funds and BNY Mellon Investment Servicing reserve the right to refuse any telephone transaction when they are unable to confirm to their satisfaction that a caller is the account owner or a person preauthorized by the account owner. BNY Mellon Investment Servicing has established security procedures to prevent unauthorized account access. Neither the Funds nor any of its service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. The telephone transaction privilege may be suspended, limited, modified or terminated at any time without prior notice by the Fund or BNY Mellon Investment Servicing.

By Wire

In the case of redemption proceeds that are wired to a bank, a Fund transmits the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Funds and BNY Mellon Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. Each Fund reserves the right to refuse a wire redemption if it believes that it is advisable to do so. You may also have your redemption proceeds sent to your bank via ACH. BNY Mellon Investment Servicing does not charge for this service however, please allow 2 to 3 business days for the transfer of money to reach your banking institution.

Online at www.GothamFunds.com

Current shareholders with accounts held directly with the Funds may redeem their shares at www.GothamFunds.com.

Selling Recently Purchased Shares

If you wish to sell shares that were recently purchased by check, a Fund may delay mailing your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. Each Fund reserves the right to reject any redemption request for shares recently purchased by check that has not cleared, and a Fund may require that a subsequent request be submitted. A Fund may charge a redemption fee of 1.00% on proceeds redeemed within 30 days following their acquisition (see “Redemption of Shares - Redemption Fee”).

Medallion Signature Guarantees

The Funds may require additional documentation for the redemption of corporate, partnership or fiduciary accounts or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or if the proceeds are to be paid to a person or payee which is different from the address or payee information the Funds have on record unless waived in writing by the Funds.

When a Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Call Shareholder Services toll-free at (877) 974-6852 for further information on obtaining a proper medallion signature guarantee.

Customer Identification Program

Federal law requires a Fund to obtain, verify and record identifying information, which includes the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with a Fund. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right (i) to place limits on transactions in any account until the identity of the investor is verified; or (ii) to refuse an investment in a Fund, or to involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. A Fund and its agents will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

EXCHANGE OF SHARES

You may exchange all or a portion of your shares in a Gotham Fund (Gotham Absolute Return Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Plus Fund, Gotham Neutral Fund, Gotham Index Plus Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Large Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long 500 Fund and Gotham Total Return Fund) for shares in another Gotham Fund, up to four times per year, and not more frequently than once in any month. An exchange means that you purchase shares of a Gotham Fund using the proceeds from the simultaneous redemption of your shares in another Gotham Fund.

Redemption and purchase of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. An exchange will be treated as a sale for Federal income tax purposes. See “More Information about Taxes” for a discussion of the tax consequences of an exchange of shares in one Gotham Fund for shares in a different Gotham Fund.

Exchange transactions will be subject to the requirements of the particular Fund and respective share class into which the exchange is desired to be made, including the investment minimum. Exchange transactions will be subject to a Fund’s redemption fee of 1.00% on proceeds redeemed within 30 days following their acquisition, whether acquired through purchase or exchange (with the exception of shares acquired through the reinvestment of dividends and/or capital gain distributions).

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of a Fund and increase transaction costs, the Funds have established that shareholders are entitled to four (4) exchange redemptions per year, and not more frequently than once in any month. Notwithstanding the foregoing, the Funds reserve the right to reject any purchase request (including exchange purchases from another Fund) that is deemed to be disruptive to efficient portfolio management.

To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days’ notice of such termination or modification.

SHARE CLASS CONVERSIONS

You may also convert your shares of a Fund into another class of shares of the same Fund if you meet the eligibility requirements for the class into which you would like to transfer. If you purchased your shares directly from a Fund, call Shareholder Services toll-free at (877) 974-6852 for information on converting your shares into another class. If you purchased your shares through a financial intermediary, you should contact such financial intermediary for information on converting shares into another class of the Fund. Share class conversions are generally not considered a taxable transaction. You are urged and advised to consult your own tax adviser regarding the effects of converting share classes.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in Good Order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day’s NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day’s NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The Exchange is typically closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Account Minimum

You must keep at least $5,000 worth of Institutional Class shares in your account or $1,500 worth of Investor Class shares in your account to keep the account open. If, after giving you 30 days’ prior written notice, your account value is still below $5,000 for Institutional Class shares or $1,500 for Investor Class shares due to your redemptions (not including market fluctuations), a Fund may redeem your shares and send you a check for the redemption proceeds. The account minimum may be waived for persons including clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children.

Other Documents

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, call Shareholder Services toll-free at (877) 974-6852.

SHAREHOLDER SERVICES

Your Account with a Fund

If you have questions about your account, including purchases, redemptions, and distributions, call Shareholder Services from Monday through Friday, 9:00 a.m. to 5:00 p.m., Eastern time. Call Shareholder Services toll-free at (877) 974-6852.

Account Statements

The Funds provide you with these helpful services and information about your account:

●	a confirmation statement after every transaction;

●	monthly account statements reflecting transactions made during the month;

●	an annual account statement reflecting all transactions for the year; and

●	tax information, after the end of each year, a copy of which will also be filed with the Internal Revenue Service (“IRS”), if necessary.

Financial statements with a summary of portfolio composition and performance will be mailed at least twice a year.

The Funds provide the above shareholder services without charge, but may charge for special services such as requests for historical transcripts of accounts.

Delivery of Shareholder Documents

To reduce expenses, the Funds mail only one copy of their Prospectus and each Annual and Semi-Annual Financials and Additional Information to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call Shareholder Services toll-free at (877) 974-6852 or, if your shares are held through a financial institution, please contact the financial institution directly. A Fund will begin sending you individual copies within 30 days after receiving your request.

Distributions

Each fund shareholder is entitled to the shareholder’s pro rata share of the fund’s income and net realized gains on the fund’s investments. The fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The fund may earn income dividends from stocks, interest from debt securities and, if participating, securities lending income. These amounts, net of expenses and taxes (if applicable), are passed along to fund shareholders as “income dividend distributions.” The fund will generally realize short-term capital gains or losses whenever it sells or exchanges assets held for one year or less. Net short-term capital gains will generally be treated as ordinary income when distributed to shareholders. The fund will generally realize long-term capital gains or losses whenever it sells or exchanges assets held for more than one year. Net capital gains (the excess of the fund’s net long-term capital gains over its net short-term capital losses) are distributed to shareholders as “capital gain distributions.” While the fund does not intend to make distributions that would be treated as return of capital to shareholders, the fund’s investment in REITs may require the fund to pay out estimated distributions that could constitute a return of capital to fund shareholders. Any return of capital to shareholders will be distributed after payment of fund fees and expenses, and should not be considered dividend income or total return of an investment in fund shares.

Income dividend distributions, if any, for the fund is generally distributed to shareholders quarterly, but may vary significantly from period to period. Net capital gains for the fund are distributed at least annually. Dividends may be declared and paid more frequently or at any other time to comply with the distribution requirements of the Code.

If you buy shares of the fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Distributions in cash may be reinvested automatically in additional whole fund shares only if the broker through whom you purchased fund shares makes such option available. Distributions which are reinvested will nevertheless be taxable to the same extent as if such distributions had not been reinvested (unless you are investing through an IRA, retirement plan or other U.S. tax-advantaged investment plan).

Code of Ethics

In accordance with Rule 17j-1 of the 1940 Act, each of the Trust and the Adviser have adopted a code of ethics (each, a “Code of Ethics” and together, the “Codes of Ethics”).

The Codes of Ethics are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser or the Trust. Each Code of Ethics identifies the employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes of Ethics may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the funds under certain circumstances.

Under the Code of Ethics adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code of Ethics adopted by the Adviser, personal trading is subject to pre-clearance and other conditions set forth in its Code of Ethics.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes of Ethics including information about any material violations of the Codes of Ethics. The Codes of Ethics are on public file as exhibits to the Trust’s registration statement with the SEC.

Distributor and Distribution and Service Plan

Foreside Funds Distributors LLC (“Foreside”) serves as the fund’s distributor. Foreside does not distribute fund shares in less than creation units, nor does it maintain a secondary market in fund shares. Foreside may enter into selected agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of fund shares. Foreside also serves as distributor for other affiliated mutual funds.

The Board of Trustees of the Trust has adopted, but not activated, a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Acquiring Fund.

Under the Plan, the fund is authorized to pay fees in connection with the sale and distribution of its shares in an amount up to 0.25% of the fund’s average daily net assets each year. No payments pursuant to the Plan will be made through at least the next twelve (12) months of operation. Additionally, the implementation of any such payments would have to be approved by the Board of Trustees prior to implementation. Because these fees would be paid out of the Acquiring Fund’s assets on an ongoing basis, if payments are made in the future, these fees will increase the cost of your investment and will cost you more over time.

Additional Tax Information

The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to an investment in the Acquiring Fund. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the fund, or the tax consequences of an investment in the fund. An investment in the fund may have other tax implications. Please consult a tax advisor about the applicable federal, state, local, foreign or other tax laws. Investors, including non-U.S. investors, may wish to consult the SAI tax section for additional disclosure.

Tax Status of the Fund. The fund intends to elect and intends to qualify for the special tax treatment afforded a regulated investment company (“RIC”) under the Code. If the fund meets certain minimum distribution requirements, as a RIC it is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, if the fund fails to qualify as a RIC or to meet minimum distribution requirements, it would result in fund-level taxation if certain relief provisions were not available, and consequently a reduction in income available for distribution to shareholders. Unless you are a tax-exempt entity or your investment in the fund’s shares is made through a tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the fund makes distributions, you sell fund shares and you purchase or redeem Creation Units (Authorized Participants only).

Taxes on Distributions.

In general, distributions are subject to federal income tax when they are paid, whether the distributions are taken in cash or reinvested in the fund. The income dividends and short-term capital gains distributions received from the fund will be taxed as either ordinary income or qualified dividend income. Distributions from the fund’s short-term capital gains are generally taxable as ordinary income. Subject to certain limitations, dividends that are reported by the fund as qualified dividend income are taxable to non-corporate shareholders at rates of up to 20%. Any distributions of the fund’s net capital gains are taxable as long-term capital gain regardless of how long fund shares have been owned by an investor. Long-term capital gains are generally taxed to non-corporate shareholders at rates of up to 20%. Distributions in excess of the fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of the investor’ basis in the fund’s shares, and, in general, as capital gain thereafter.

In general, dividends may be reported by the fund as qualified dividend income if they are attributable to qualified dividend income received by the fund, which, in general, includes dividend income from taxable U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the United States), provided that the fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. A dividend generally will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held by the fund for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend. These holding period requirements will also apply to investor ownership of fund shares. Holding periods may be suspended for these purposes for stock that is hedged. It is expected that dividends received by the fund from a REIT and distributed from the fund to a shareholder generally will not be treated as qualified dividend income. Additionally, income derived in connection with the fund’s securities lending activities will not be treated as qualified dividend income.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends and certain capital gains (generally including capital gain distributions and capital gains realized upon the sale of fund shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the fund that are attributable to dividends received by the fund from U.S. corporations, subject to certain limitations. The fund’s investment strategies may significantly limit its ability to distribute dividends eligible for the dividends-received deduction for corporations.

If an investor lends fund shares pursuant to securities lending arrangements, the investor may lose the ability to treat fund dividends (paid while the fund shares are held by the borrower) as qualified dividend income. Please consult a financial intermediary or tax advisor to discuss the particular circumstances.

In general, your distributions are subject to federal income tax for the year in which they are paid. However, distributions paid in January, but declared by the fund in October, November or December of the previous year, payable to shareholders of record in such a month, may be taxable to an investor in the calendar year in which they were declared.

A distribution will reduce the fund’s net asset value per fund share and may be taxable to a shareholder as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. You should note that if you purchase shares of the fund just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and generally should be avoided by taxable investors.

The fund (or your broker) will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions shortly after the close of each calendar year.

Foreign Currency Transactions. The fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Income Taxes. Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of the fund at the close of its taxable year consist of certain foreign stocks or securities, the fund may elect to “pass through” to shareholders certain foreign income taxes (including withholding taxes) paid by the fund. If the fund makes such an election, the shareholder will be considered to have received as an additional dividend the shareholder’s share of such foreign taxes, but the shareholder may be entitled to either a corresponding tax deduction in calculating the shareholder’s taxable income, or, subject to certain limitations, a credit in calculating the shareholder’s federal income tax. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. If the fund does not so elect, the fund will be entitled to claim a deduction for certain foreign taxes incurred by the fund. Under certain circumstances, if the fund receives a refund of foreign taxes paid in respect of a prior year, the value of fund shares could be reduced or any foreign tax credits or deductions passed through to shareholders in respect of the fund’s foreign taxes for the current year could be reduced.

Investments in Certain Foreign Corporations. The fund may invest in foreign entities classified as passive foreign investment companies or “PFICs” or controlled foreign corporations or “CFCs” under the Code. PFIC and CFC investments are subject to complex rules that may under certain circumstances adversely affect the fund. Accordingly, investors should consult their own tax advisors and carefully consider the tax consequences of PFIC and CFC investments by the fund before making an investment in the fund. Fund dividends attributable to dividends received from PFICs and CFCs generally will not be treated as qualified dividend income. Additional information pertaining to the potential tax consequences to the fund, and to the shareholders, from the fund’s potential investment in PFICs and CFCs can be found in the SAI.

Taxation of REIT Investments. The fund may invest in U.S. REITs. “Qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by the fund to its shareholders that are attributable to qualified REIT dividends received by the fund and which the fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The fund is permitted to report such part of its dividends as section 199A dividends as are eligible but is not required to do so. Unless later extended or made permanent, this 20% deduction will no longer be available for taxable years beginning after December 31, 2025.

REITs in which the fund invests often do not provide complete and final tax information to the fund until after the time that the fund issues a tax reporting statement. As a result, the fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the fund (or a financial intermediary, such as a broker, through which a shareholder owns shares) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

Investments in REIT equity securities may require the fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The fund’s investments in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings; if the fund distributes these amounts, these distributions could constitute a return of capital to the fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will generally be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to shareholders as a capital gain distribution. Dividends received by the fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at the regular corporate rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.

Taxes on Share Sales and Redemptions. Each sale of shares of the fund will generally be a taxable event. Assuming a shareholder holds shares of the fund as capital assets, any capital gain or loss realized upon a sale of fund shares is generally treated as long-term capital gain or loss if fund shares have been held for more than one year and as short-term capital gain or loss if fund shares have been held for one year or less, except that any capital loss on the sale of fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such fund shares. Any loss realized on a sale will be disallowed to the extent shares of the fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of such shares. The ability to deduct capital losses may be limited.

Certain Tax-Exempt Investors. The fund, if investing in certain limited real estate investments, may be required to pass through certain “excess inclusion income” and other income as “unrelated business taxable income” (“UBTI”). Prior to investing in the fund, tax-exempt investors sensitive to UBTI should consult their tax advisors regarding this issue and IRS pronouncements addressing the treatment of such income in the hands of such investors. Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends and capital gain distributions, and certain gains from the disposition of fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Non-U.S. Investors. Ordinary income dividends paid by the fund to shareholders who are non-resident aliens or foreign entities will generally be subject to a 30% U.S. withholding tax (other than distributions reported by the fund as interest-related dividends and short-term capital gain dividends), unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. In general, the fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest, and the fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Gains on the sale of fund shares and dividends that are, in each case, effectively connected with the conduct of a trade or business within the U.S. will generally be subject to U.S. federal net income taxation at regular income tax rates.

Unless certain non-U.S. entities that hold fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Backup Withholding. The fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) has provided the fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, (3) has failed to certify to the fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Tax Issues. The fund may be subject to tax in certain states where the fund does business (or is treated as doing business as a result of its investments). Furthermore, in those states which have income tax laws, the tax treatment of the fund and of fund shareholders with respect to distributions by the fund may differ from federal tax treatment.

The foregoing discussion summarizes some of the consequences under current federal income tax law of an investment in the fund. It is not a substitute for personal tax advice. Consult a personal tax advisor about the potential tax consequences of an investment in the fund under all applicable tax laws.

General Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the fund. However, Rule 12d1-4 permits registered investment companies to invest in the fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Trust.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund’s performance for the periods shown. The total returns in the tables represent the rate at which an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with such Funds’ financial statements, is included in the Form N-CSR for Gotham Index Plus Fund, Gotham Hedged Core Fund, Gotham Defensive Long 500 Fund, and Gotham Enhanced 500 Plus Fund for the period ended September 30, 2024, each of which is incorporated herein by reference. The 2024 financial statements and Financial Highlights, the notes relating thereto and the report of PricewaterhouseCoopers LLP listed above are incorporated by reference into the Funds’ SAI and is available upon request by calling Shareholder Services toll-free at (877) 974-6852 or on the Funds’ website at www.GothamFunds.com.

Gotham Index Plus Fund

	Institutional Class Shares
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
Per Share Operating Performance
Net asset value, beginning of year	$21.39	$17.33	$20.30	$16.19	$15.18
Net investment income/(loss)[1]	(0.15)	(0.07)	0.02	0.10	0.14
Net realized and unrealized gain/(loss) on investments	7.71	4.47	(1.84)	4.19	1.09
Total from investment operations	7.56	4.40	(1.82)	4.29	1.23
Dividends and distributions to shareholders from:
Net investment income	(0.14)	-	(0.10)	(0.18)	(0.22)
Net realized capital gains	(0.77)	(0.34)	(1.05)	-	-
Total dividends and distributions to shareholders	(0.91)	(0.34)	(1.15)	(0.18)	(0.22)
Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$28.04	$21.39	$17.33	$20.30	$16.19
Total investment return[3]	36.54%	25.62%	(9.97)%	26.76%	8.14%
Ratio/Supplemental Data
Net assets, end of year (in 000s)	$876,163	$450,304	$394,850	$444,756	$394,773
Ratio of expenses to average net assets with waivers, and/or reimbursements, if any (including dividend and interest expense)[4]	1.96%[5]	1.84%[5,6]	0.96%	1.13%	1.17%[7]
Ratio of expenses to average net assets without waivers and/or reimbursements, if any[4,8]	2.03%[5]	1.94%[5,9]	1.04%	1.22%	1.25%[7]
Ratio of net investment income/(loss) to average net assets (including dividend and interest expense)	(0.59)%	(0.34)%	0.11%	0.55%	0.89
Portfolio turnover rate	126%	125%	169%[10]	158%[10]	224

[1]	The selected per share data was calculated using the average shares outstanding method for the year.
[2]	Amount is less than $0.005 per share.
[3]	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
[4]	Revised for the year ended September 30, 2023.
[5]	Expense ratio includes interest expense on collateral. Excluding such interest expense on collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund would be 0.92% and 0.92% for the years ended September 30, 2024 and 2023, respectively.
[6]	Previously 0.92%.
[7]	Expense ratio includes dividend and fees on securities sold short and fees on cash collateral. Excluding such dividend and fees on securities sold short and fees on cash collateral, the ratio of expenses to average net assets including waivers and/or reimbursements for the Fund’s Institutional Class Shares would be 1.15% for the year ended September 30, 2020.
[8]	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as shown.
[9]	Previously 1.01%.
[10]	Portfolio turnover rate excludes securities delivered from processing a redemption in-kind.

FINANCIAL STATEMENTS AND EXPERTS

The audited financial statements of each Acquired Fund for its fiscal year ended September 30, 2024 have been incorporated by reference in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Acquiring Fund, given on their authority as experts in accounting and auditing.

EXHIBIT A

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [ ]th day of [ ], 2025, between the Gotham Index Plus Fund (the “Acquiring Fund”) and each entity included under the heading “Acquired Fund” as indicated in Exhibit A to this Agreement (each, an “Acquired Fund,” and with the Acquiring Fund, the “Funds”), separately and not jointly, each of the Funds is a series of FundVantage Trust (the “Trust”); and, for purposes of paragraph 9.1 only, Gotham Asset Management, LLC (the “Adviser”). The Trust is a Delaware statutory trust with its principal place of business at 103 Bellevue Parkway, Wilmington, DE 19809.

WHEREAS, the Acquired Fund has Institutional Class shares, and the Acquiring Fund has Investor Class and Institutional Class shares.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund in exchange solely for the shares of beneficial interest, of the class indicated on Exhibit A to this Agreement, no par value per share, of the Acquiring Fund; (ii) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (iii) the distribution of the shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided in this Agreement, all upon the terms and conditions set forth in this Agreement. The parties intend that the Reorganization shall qualify as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

WHEREAS, the Acquiring Fund and the Acquired Fund are each an open-end, registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board, including a majority of the Independent Trustees, has determined that it is in the best interests of the Acquired Fund to exchange all of its assets and liabilities for Acquiring Fund Shares (as defined below) and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements set forth in this Agreement, the parties covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF the ACQUIRED FUND IN EXCHANGE FOR THE
ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND
LIABILITIES AND LIQUIDATION OF the ACQUIRED FUND

1.1. THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”), computed in the manner and as of the time and date set forth in Article II; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2. ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof. The Acquired Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Acquired Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3. LIABILITIES TO BE ASSUMED. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4. LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the “Liquidation Date”), (a) the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record (the “Acquired Fund Shareholders”), determined as of the close of business on the Valuation Date (as defined below), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Information Statement/Prospectus on Form N-14 which will be distributed to shareholders of the Acquired Fund.

1.6. TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7. REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8. TERMINATION. The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II
VALUATION

2.1. VALUATION OF ASSETS. The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures set forth in the Trust’s Second Amended and Restated Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2. VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust’s Second Amended and Restated Agreement and Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3. SHARES TO BE ISSUED. The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s assets shall be determined by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with full and fractional shares of the Acquiring Fund of the class indicated in Exhibit A to this Agreement.

2.4. DETERMINATION OF VALUE. All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III
CLOSING AND CLOSING DATE

3.1. CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about [ ], 2025 or such other date as the parties may agree to in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Eastern Time at the offices of the Trust, or at such other time and/or place as the parties may agree.

3.2. EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3. TRANSFER AGENT’S CERTIFICATE. The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of the Trust a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1. REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a) The Acquired Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b) The Acquired Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust’s Second Amended and Restated Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g) The audited financial statements of the Acquired Fund dated September 30, 2024 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h) Since September 30, 2024, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j) For each taxable year since commencement of the Acquired Fund’s operation (and in the case of the taxable year that includes, but does not end on, the Closing Date, for that portion of such taxable year ending with the Closing), the Acquired Fund: (i) has been (or is expected to be) a “fund”, as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code, (ii) has met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” (“RIC”) and has elected to be treated as such, (iii) has been (or is expected to be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and (iv) has not been (and is not expected to be), liable for any material income or excise tax under Section 852 or 4982 of the Code. The Acquired Fund has paid or made provision for the payment of any Tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Acquired Fund has not taken any action or caused any action to be taken or caused any action to fail to be taken which action or failure could reasonably be expected to cause the Acquired Fund to fail to qualify as a RIC. The Acquired Fund does not have (and is not expected to have as of Closing) current or accumulated earnings and profits accumulated in any taxable year for which the provisions of Part I of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Acquired Fund.

(k) The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code);

(l) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

(m) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which includes an information statement of the Acquired Fund (the “Information Statement/Prospectus”), all of which shall be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. The Information Statement/Prospectus included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

4.2. REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a) The Acquiring Fund is a separate investment series of the Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b) The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) The current prospectus and statement of additional information, as of the date of the Information Statement/Prospectus, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust’s Second Amended and Restated Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f) The audited financial statements of the Acquiring Fund dated September 30, 2024 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g) Since September 30, 2024 there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i) For each taxable year of its operations (including the taxable year that includes the Closing Date), the Acquiring Fund (i) has been, and will be, treated as a separate corporation for federal income tax purposes pursuant to Section 851(g) of the Code; (ii) has met, and will meet, the requirements of Subchapter M for qualification as a RIC and has elected to be treated as such; (iii) has been and will be eligible to compute and has computed and will compute its federal income tax under Section 852 of the Code; and (iv) has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code. The Acquiring Fund has not taken any action, caused any action to be taken, failed to take or failed to cause any action to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC eligible to compute its federal income tax under Section 852 of the Code. As of the time of the Closing, the Acquiring Fund will have no current or accumulated earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M did not apply to it.

(j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Information Statement/Prospectus included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1. OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and, with respect to the Acquired Fund, will include portfolio turnover and changes to the portfolio necessary to transition the portfolio to the Acquiring Fund.

5.2. INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.3. ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4. FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5. TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Trust’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2. The Acquired Fund shall have delivered to the Acquiring Fund an unaudited statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Valuation Date, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.2. All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.3. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Acquired Fund Shareholders all of the Acquired Fund’s investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Acquired Fund’s net tax exempt income and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

8.5. Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Troutman Pepper Locke LLP substantially to the effect that, for federal income tax purposes:

(a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, all as provided in the Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) Under Code Sections 361(a) or 357(a), no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of all of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund or (ii) upon the distribution (whether actual or constructive) of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders in liquidation, as contemplated in the Agreement;

(c) Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund as contemplated in the Agreement;

(d) Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(e) Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(f) Under Code Section 354, no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of all of their Acquired Fund Shares solely for the Acquiring Fund Shares in the Reorganization;

(g) Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor by such shareholder; and

(h) Under Code Section 1223(1), the Acquired Fund Shareholder’s holding period for the Acquiring Fund Shares to be received by the Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held, provided that the Acquired Fund Shareholder held the Acquired Fund Shares as a capital asset on the date of the Reorganization.

(i) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, or (D) any limitations on the use or availability of capital losses, net operating losses, unrealized gain or loss or other losses under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Troutman Pepper Locke LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX
EXPENSES

9.1. Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by the Adviser, the investment adviser to the Funds. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (d) postage; (e) printing; (f) accounting fees; and (g) legal fees.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1. This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust, or its Trustees or officers, to the other party, but the Adviser shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII
AMENDMENTS

12.1. This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

13.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of law provisions thereof.

13.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5. With respect to the Trust, the name used in this Agreement refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting under Delaware organizational documents, which are referred to and are also on file at the principal offices of the Funds. The obligations of the Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Funds, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Funds personally, but bind only the trust property of each series, as applicable, and all persons dealing with the Acquired Fund and the Acquiring Fund must look solely to the Trust’s property belonging to the Acquired Fund and the Acquiring Fund for the enforcement of any claims against the Acquired Fund and the Acquiring Fund, respectively.

IN WITNESS WHEREOF, the duly authorized officers of the Parties, including Gotham Asset Management, LLC, have signed and delivered this Agreement as of the day and year first above written.

FUNDVANTAGE TRUST, on behalf of each its separate series reflected on Exhibit A, separately and not jointly

By:
Joel L. Weiss
President

For purposes of 9.1 only:
GOTHAM ASSET MANAGEMENT, LLC

By:
Louis LaRocca
General Counsel

EXHIBIT A

The following chart shows (i) each Acquired Fund, (ii) the Acquiring Fund, and (iii) the corresponding class of Acquiring Fund Shares to be received shareholders of each class of Acquired Fund Shares:

Acquired Fund, a series of FUNDVANTAGE TRUST	Acquiring Fund, a series of FUNDVANTAGE TRUST
Gotham Defensive Long 500 Fund – Institutional Class Shares	Gotham Index Plus Fund – Institutional Class Shares
Gotham Enhanced 500 Plus Fund – Institutional Class Shares	Gotham Index Plus Fund – Institutional Class Shares
Gotham Hedged Core Fund – Institutional Class Shares	Gotham Index Plus Fund – Institutional Class Shares

GOTHAM INDEX PLUS FUND

(a series of FundVantage Trust)

103 Bellevue Parkway

Wilmington, DE 19809

(856) 528-3500

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Information Statement/Prospectus dated May 9, 2025, which covers the shares of Gotham Index Plus Fund (the “Acquiring Fund”) to be issued in exchange for shares of Gotham Defensive Long 500 Fund, Gotham Enhanced 500 Plus Fund and Gotham Hedged Core Funds (the “Acquired Funds”) (the “Reorganizations”). Please retain this SAI for further reference.

The Prospectus is available to you from the Trust free of charge by calling (888) 678-6024.

Page
INTRODUCTION	SAI-2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE	SAI-2
ADDITIONAL INFORMATION ABOUT EACH POLEN FUND	SAI-2
SUPPLEMENTAL FINANCIAL INFORMATION	SAI-2

SAI-1

INTRODUCTION

This SAI is intended to supplement the information provided in the combined Information Statement/Prospectus dated May 9, 2025 (the “Information Statement/Prospectus”) relating to the Reorganizations of each Acquired Fund with the Acquiring Fund.

EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

1.	The Acquiring Fund and the Acquired Funds’ Statement of Additional Information dated February 1, 2025 (File Nos. 333-141120 and 811-22027), as filed with the Securities and Exchange Commission on January 28, 2025 (Accession No. 0001829126-25-000447) is incorporated herein by reference.

2.	The Acquiring Fund and Acquired Funds’ Annual Report for the fiscal year ended September 30, 2024 (File No. 811-22027), as filed with the Securities and Exchange Commission on December 9, 2024 (Accession 0001193125-24-273353) is incorporated herein by reference.

3.	The Acquiring Fund and the Acquired Funds’ Semi-Annual Report for the six months ended March 31, 2024 (File No. 811-22027) as filed with the Securities and Exchange Commission on June 5, 2024 (Accession No. 0001193125-24-154811) is incorporated herein by reference.

ADDITIONAL INFORMATION ABOUT EACH FUND

Additional information about each Fund can be found in the most recent SAI of each Fund, which is incorporated by reference into this registration statement.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees and expenses of the Acquired Funds, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganizations, are included in the “Comparison of Fees and Expenses” section in the Combined Information Statement/Prospectus.

The Reorganizations will not result in a material change to the Acquired Funds’ investment portfolios due to investment restrictions. As a result, a schedule of investments of each Acquired Fund modified to show the effects of such change is not required and is not included. Notwithstanding the foregoing, changes may be made to each Acquired Fund’s portfolio in advance of the Reorganizations and/or the Acquiring Fund’s portfolio following the Reorganizations. Each Acquired Fund does not expect to undertake any material portfolio repositioning in connection with the Reorganizations. In addition, the Acquiring Fund will be the surviving fund of the Reorganizations for accounting purposes. There are no material differences in the accounting, valuation and tax policies of the Acquired Funds as compared to those of the Acquiring Fund.

SAI-2

PART C

OTHER INFORMATION

FUNDVANTAGE TRUST

Item 15.	Indemnification.

No change from the information set forth in Item 30 of the most recently filed Registration Statement of the Registrant for Polen Focus Growth ETF, a series of FundVantage Trust, on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-141120 and 811-22027), as filed with the Securities and Exchange Commission on March 24, 2025 (Accession No. 000182912625002022), which information is incorporated herein by reference.

Item 16.	Exhibits.

(1)	(a)	Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”). Incorporated by reference to Exhibit (a)(i) to Post-Effective Amendment No. 334 to Registrant’s Registration Statement as filed with the Commission on March 3, 2025.

	(b)	Amended and Restated Schedule A to the Trust Agreement dated March 10, 2025. Incorporated by reference to Exhibit (a)(i)(B) to Post-Effective Amendment No. 335 to Registrant’s Registration Statement as filed with the Commission on March 24, 2025.

	(c)	Certificate of Trust. Incorporated by reference to Exhibit (a)(ii) to Registrant’s Initial Registration Statement as filed with the Commission on March 7, 2007.

(2)	By-Laws. Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 169 to Registrant’s Registration Statement as filed with the Commission on August 28, 2017.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is filed herewith as Exhibit A to the combined information statement/prospectus included in this Registration Statement on Form N-14.

(5)	See, Articles 3, 7 and 8 of Exhibit (a)(i) to the Trust Agreement as filed with the Commission on December 19, 2024.

(6)	(a)	Investment Advisory Agreement with Gotham Asset Management, LLC (“Gotham”) dated November 2, 2010. Incorporated by reference to Exhibit (d)(xv) to Post-Effective Amendment No. 38 to Registrant’s Registration Statement as filed with the Commission on November 3, 2010.

	(b)	Amended and Restated Schedules A and B to the Investment Advisory Agreement with Gotham dated February 12, 2024. Incorporated by reference to Exhibit (d)(viii)(B) to Post-Effective Amendment No. 333 to Registrant’s Registration Statement as filed with the Commission on January 28, 2025.

(7)	(a)	Underwriting Agreement with Foreside Funds Distributors LLC (“Foreside”) dated April 1, 2012. Incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 55 to Registrant’s Registration Statement as filed with the Commission on April 13, 2012.

	(b)	Amendment to Underwriting Agreement with Foreside effective September 30, 2021. Incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 266 to Registrant’s Registration Statement as filed with the Commission on January 28, 2022.

	(c)	First Amendment to Underwriting Agreement with Foreside dated December 2, 2021. Incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 266 to Registrant’s Registration Statement as filed with the Commission on January 28, 2022.

	(d)	Second Amendment to Underwriting Agreement with Foreside dated March 15, 2022. Incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 284 to Registrant’s Registration Statement as filed with the Commission on August 29, 2022.

	(e)	Third Amendment to Underwriting Agreement with Foreside dated June 30, 2022. Incorporated by reference to Exhibit (e)(v) to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

	(f)	Fourth Amendment to Underwriting Agreement with Foreside dated December 2, 2022. Incorporated by reference to Exhibit (e)(vi) to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

	(g)	Fifth Amendment to Underwriting Agreement with Foreside dated June 1, 2023. Incorporated by reference to Exhibit (e)(vii) to Post-Effective Amendment No. 319 to Registrant’s Registration Statement as filed with the Commission on August 28, 2023.

	(h)	Sixth Amendment to Underwriting Agreement with Foreside dated June 21, 2023. Incorporated by reference to Exhibit (e)(viii) to Post-Effective Amendment No. 319 to Registrant’s Registration Statement as filed with the Commission on August 28, 2023.

	(i)	Seventh Amendment to Underwriting Agreement with Foreside dated December 8, 2023. Incorporated by reference to Exhibit (e)(ix) to Post-Effective Amendment No. 328 to the Registrant’s Registration Statement as filed with the Commission on January 29, 2024.

	(j)	Eighth Amendment to Underwriting Agreement with Foreside dated December 21, 2023. Incorporated by reference to Exhibit (e)(x) to Post-Effective Amendment No. 328 to the Registrant’s Registration Statement as filed with the Commission on January 29, 2024.

	(k)	Ninth Amendment to Underwriting Agreement with Foreside dated May 8, 2024. Incorporated by reference to Exhibit (e)(xi) to Post-Effective Amendment No. 331 to the Registrant’s Registration Statement as filed with the Commission on August 28, 2024.

(8)	Not applicable.

(9)	(a)	Custody Agreement with The Bank of New York Mellon (“BNY”) dated March 14, 2011. Incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement as filed with the Commission on August 29, 2011.

	(b)	Amended and Restated Schedule II to the Custody Agreement with BNY dated July 21, 2023. Incorporated by reference to Exhibit (g)(i)(B) to Post-Effective Amendment No. 319 to Registrant’s Registration Statement as filed with the Commission on August 28, 2023.

	(c)	Amendment to Custody Agreement with BNY effective March 24, 2025 to amend and restated Schedule II to the Custody Agreement. Incorporated by reference to Exhibit (g)(i)(C) to Post-Effective Amendment No. 335 to Registrant’s Registration Statement as filed with the Commission on March 24, 2025.

	(d)	Form of Amendment to Custody Agreement with BNY effective March 24, 2025 to amend and restated Schedule II to the Custody Agreement with respect to Polen Focus Growth ETF. Incorporated by reference to Exhibit (g)(i)(D) to Post-Effective Amendment No. 335 to Registrant’s Registration Statement as filed with the Commission on March 24, 2025.

	(e)	Foreign Custody Manager Agreement with BNY dated March 14, 2011. Incorporated by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement as filed with the Commission on August 29, 2011.

(10)	(a)	12b-1 Plan for the Gotham Index Plus Fund. Incorporated by reference to Exhibit (m)(xvi) to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

	(b)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 316 to Registrant’s Registration Statement as filed with the Commission on July 21, 2023.

(11)	Opinion and Consent of Troutman Pepper Locke LLP. Incorporated by reference to Exhibit (11) to Registrants Registration Statement on Form N-14 as filed with the Commission on March 31, 2025.

(12)	Form of Opinion and Consent of Troutman Pepper Locke LLP, supporting the tax matters and consequences of securities being issued is filed herewith.

(13)	(a)	Amended and Restated Expense Limitation/Reimbursement Agreement with Gotham for the Gotham Index Plus Fund dated February 1, 2021, as amended and restated May 7, 2025 is filed herewith.

	(b)	Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. dated October 30, 2018. Incorporated by reference to Exhibit (h)(1)(A) to Post-Effective Amendment No. 205 to Registrant’s Registration Statement as filed with the Commission on January 28, 2019.

	(c)	First Amendment to Transfer Agency and Shareholder Services Agreement dated December 31, 2018. Incorporated by reference to Exhibit (h)(i)(B) to Post-Effective Amendment No. 205 to Registrant’s Registration Statement as filed with the Commission on January 28, 2019.

	(d)	Second Amendment to Transfer Agency and Shareholder Services Agreement dated October 12, 2020. Incorporated by reference to Exhibit (h)(i)(C) to Post-Effective Amendment No. 255 to Registrant’s Registration Statement as filed with the Commission on January 28, 2021.

	(e)	Third Amendment to Transfer Agency and Shareholder Services Agreement dated March 31, 2021. Incorporated by reference to Exhibit (h)(i)(D) to Post-Effective Amendment No. 258 to Registrant’s Registration Statement as filed with the Commission on August 30, 2021.

	(f)	Fourth Amendment to Transfer Agency and Shareholder Services Agreement dated December 2, 2021. Incorporated by reference to Exhibit (h)(i)(E) to Post-Effective Amendment No. 266 to Registrant’s Registration Statement as filed with the Commission on January 28, 2022.

	(g)	Fifth Amendment to Transfer Agency and Shareholder Services Agreement dated June 9, 2022. Incorporated by Reference to Exhibit (h)(i)(F) to Post-Effective Amendment No. 284 to Registrant’s Registration Statement as filed with the Commission on August 29, 2022.

	(h)	Sixth Amendment to Transfer Agency and Shareholder Services Agreement dated December 30, 2022. Incorporated by reference to Exhibit (h)(i)(G) to Post-Effective Amendment No. 299 to Registrant’s Registration Statement as filed with the Commission on January 30, 2023.

	(i)	Seventh Amendment to Transfer Agency and Shareholder Services Agreement dated July 21, 2023. Incorporated by reference to Exhibit (h)(i)(H) to Post-Effective Amendment No. 319 to Registrant’s Registration Statement as filed with the Commission on August 28, 2023.

	(j)	Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (formerly, PFPC Inc.) dated July 19, 2007. Incorporated by reference to Exhibit (h)(ii) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement as filed with the Commission on July 27, 2007.

	(k)	Amended and Restated Exhibit A to the Administration and Accounting Services Agreement dated July 21, 2023. Incorporated by reference to Exhibit (h)(ii)(B) to Post-Effective Amendment No. 319 to Registrant’s Registration Statement as filed with the Commission on August 28, 2023.

	(l)	Fair Value Services Amendment to the Administration and Accounting Services Agreement dated August 12, 2010. Incorporated by reference to Exhibit (h)(xvii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement as filed with the Commission on August 30, 2010.

	(m)	Amendment to the Administration and Accounting Services Agreement dated December 2, 2010. Incorporated by reference to Exhibit (h)(xxv) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement as filed with the Commission on August 29, 2011.

	(n)	Amendment to the Administration and Accounting Services Agreement dated June 14, 2017. Incorporated by reference to Exhibit (h)(ii)(E) to Post-Effective Amendment No. 169 to Registrant’s Registration Statement as filed with the Commission on August 28, 2017.

	(o)	Amendment to the Administration and Accounting Services Agreement dated July 21, 2022. Incorporated by Reference to Exhibit (h)(ii)(F) to Post-Effective Amendment No. 284 to Registrant’s Registration Statement as filed with the Commission on August 29, 2022.

	(p)	Amendment to the Administration and Accounting Services Agreement effective March 24, 2025 to amend and restate Exhibit A. Incorporated by reference to Exhibit (h)(ii)(G) to Post-Effective Amendment No. 335 to Registrant’s Registration Statement as filed with the Commission on March 24, 2025.

	(q)	Form of Amendment to the Administration and Accounting Services Agreement effective March 24, 2025 to amend and restate Exhibit A to add Polen Focus Growth ETF. Incorporated by reference to Exhibit (h)(ii)(H) to Post-Effective Amendment No. 335 to Registrant’s Registration Statement as filed with the Commission on March 24, 2025.

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney for Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne are filed herewith.

(17)	Code of Ethics of the Registrant. Incorporated by reference to Exhibit (p)(i) to Post-Effective Amendment No. 196 to Registrant’s Registration Statement as filed with the Commission on August 28, 2018.

Item 17.	Undertakings.

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145c, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant agrees to file as an exhibit to this Registration Statement the final tax opinion, the form of which is included as an exhibit hereto, following the closing of the Reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Wilmington, State of Delaware on the 9th day of May, 2025.

FUNDVANTAGE TRUST

By:	/s/ Joel L. Weiss
Joel L. Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this registration statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	May 9, 2025
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	May 9, 2025
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*	Trustee	May 9, 2025
Nicholas M. Marsini, Jr.

/s/ Nancy B. Wolcott*	Trustee	May 9, 2025
Nancy B. Wolcott

/s/ Stephen M. Wynne*	Trustee	May 9, 2025
Stephen M. Wynne

/s/ Christine S. Catanzaro	Treasurer and CFO	May 9, 2025
Christine S. Catanzaro

/s/ Joel L. Weiss	President and CEO	May 9, 2025
Joel L. Weiss

* By:	/s/ Joel L. Weiss
Joel L. Weiss
Attorney-in-Fact

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
(12)	Form of Tax Opinion of Troutman Pepper Locke LLP
(13)(a)	Amended and Restated Expense Limitation/Reimbursement Agreement with Gotham for the Gotham Index Plus Fund dated February 1, 2021, as amended and restated May 7, 2025
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney for Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne